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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100    Houston, Texas 77046

(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100    Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

AIM Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	CPB-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Core Plus Bond Fund
Schedule of Investments (a)
November 30, 2009
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—37.19%

Advertising—0.10%
Lamar Media Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.25%, 01/01/13	$5,000	$4,938

Aerospace & Defense—0.86%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.75%, 04/01/16	10,000	9,912
BE Aerospace, Inc., Sr. Unsec. Unsub. Notes, 8.50%, 07/01/18	10,000	10,425
L-3 Communications Corp., Sr. Notes, 5.20%, 10/15/19(b)	20,000	20,375

		40,712

Agricultural Products—0.49%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	20,000	23,424

Airlines—1.55%
American Airlines Pass Through Trust-Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	8,191	8,119
Continental Airlines Inc., Pass Through Ctfs., 9.00%, 07/08/16	30,000	31,969
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	5,000	5,087
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	3,108	3,046
Series A, Pass Through Ctfs., 7.75%, 12/17/19	10,000	10,069
United Air Lines Inc., Gtd. Global Notes, 9.75%, 01/15/17	5,000	5,100
Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	10,000	10,431

		73,821

Alternative Carriers—0.43%
Inmarsat Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 7.63%, 06/30/12	10,000	10,250
Intelsat Intermediate Holding Co. Ltd. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	10,000	10,100

		20,350

	Principal
	Amount	Value

Apparel Retail—0.77%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	$10,000	$10,025
Limited Brands Inc., Sr. Notes, 8.50%, 06/15/19(b)	25,000	26,500

		36,525

Asset Management & Custody Banks—0.21%
Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Notes, 8.25%, 01/01/17(b)	10,000	9,950

Auto Parts & Equipment—0.11%
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	5,000	5,050

Automobile Manufacturers—0.61%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	10,000	10,300
Case New Holland Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 09/01/13(b)	10,000	10,025
Ford Motor Co., Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	10,000	8,525

		28,850

Broadcasting—0.99%
Belo Corp., Sr. Unsec. Unsub. Notes, 6.75%, 05/30/13	5,000	4,888
8.00%, 11/15/16	10,000	10,112
COX Communications Inc., Sr. Unsec. Notes, 9.38%, 01/15/19(b)	25,000	32,055

		47,055

Building Products—0.52%
Building Materials Corp. of America, Sec. Gtd. Second Lien Global Notes, 7.75%, 08/01/14	10,000	9,925
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	10,000	9,650
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	5,000	5,238

		24,813

Cable & Satellite—2.83%
British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Unsub. Notes, 9.50%, 11/15/18(b)	25,000	32,794
Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	5,000	5,194
See accompanying notes which are an integral part of this schedule.

AIM Core Plus Bond Fund

	Principal
	Amount	Value

Cable & Satellite—(continued)
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	$60,000	$64,650
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Deb., 6.75%, 06/15/39	20,000	21,293
Viasat Inc., Sr. Unsec. Gtd. Notes, 8.88%, 09/15/16(b)	5,000	5,125
XM Satellite Radio Inc., Sr. Sec. Notes, 11.25%, 06/15/13(b)	5,000	5,306

		134,362

Casinos & Gaming—0.58%
MGM Mirage Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.50%, 09/15/10	15,000	14,925
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.68%, 02/01/14 (Acquired 11/09/09; Cost $2,394)(b)(d)	5,000	2,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	10,000	10,000

		27,325

Communications Equipment—0.59%
Corning Inc., Sr. Unsec. Unsub. Notes, 6.63%, 05/15/19	25,000	28,111

Construction, Farm Machinery & Heavy Trucks—0.21%
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	5,000	4,931
Titan International, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 01/15/12	5,000	4,913

		9,844

Consumer Finance—0.21%
Ford Motor Credit Co. LLC, Sr. Unsec. Unsub. Global Notes, 7.50%, 08/01/12	10,000	9,975

Data Processing & Outsourced Services—0.09%
First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	5,000	4,425

Diversified Banks—1.33%
JP Morgan Chase Capital XXVII-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	25,000	25,282
Wachovia Corp.-Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	35,000	37,939

		63,221

	Principal
	Amount	Value

Diversified Support Services—0.21%
Iron Mountain Inc., Sr. Unsec. Gtd. Sub. Notes, 6.63%, 01/01/16	$10,000	$9,875

Drug Retail—0.57%
Rite Aid Corp., Sr. Sec. Unsub. Global Notes, 9.75%, 06/12/16	25,000	26,938

Electric Utilities—1.78%
Indiana Michigan Power Co., Sr. Unsec. Notes, 7.00%, 03/15/19	25,000	28,987
LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	5,000	3,413
Ohio Power Co.-Series 1, Sr. Unsec. Notes, 5.38%, 10/01/21	30,000	31,093
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	20,000	21,161

		84,654

Electrical Components & Equipment—0.56%
Belden Inc., Sr. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	25,000	26,813

Electronic Manufacturing Services—0.11%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	5,000	5,163

Health Care Equipment—1.14%
Covidien International Finance S.A. (Luxembourg), Sr. Unsec. Gtd. Unsub. Global Notes, 6.00%, 10/15/17	25,000	27,852
St. Jude Medical Inc., Sr. Unsec. Unsub. Notes, 3.75%, 07/15/14	25,000	26,040

		53,892

Health Care Facilities—0.76%
HCA, Inc., Sec. Gtd. Global Notes, 9.25%, 11/15/16	15,000	15,900
Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	10,000	10,275
Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	10,000	9,900

		36,075

Health Care Services—0.81%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	25,000	27,866
US Oncology Inc., Sr. Sec. Notes, 9.13%, 08/15/17(b)	10,000	10,450

		38,316

Hotels, Resorts & Cruise Lines—0.55%
Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(b)	20,000	21,254
Starwood Hotels & Resorts Worldwide Inc., Unsec. Unsub. Notes, 7.15%, 12/01/19	5,000	4,918

		26,172

See accompanying notes which are an integral part of this schedule.

AIM Core Plus Bond Fund

	Principal
	Amount	Value

Household Products—0.45%
Procter & Gamble Co. (The), Sr. Unsec. Global Notes, 3.50%, 02/15/15	$20,000	$21,131

Independent Power Producers & Energy Traders—0.63%
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	15,000	15,000
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	15,000	15,037

		30,037

Integrated Telecommunication Services—1.25%
AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.70%, 11/15/13	20,000	23,068
Intelsat Jackson Holdings Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/19(b)	5,000	5,050
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Unsub. Global Bonds, 8.00%, 10/01/10	25,000	26,440
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 8.00%, 10/01/15(b)	5,000	4,988

		59,546

Investment Banking & Brokerage—0.99%
E*Trade Financial Corp., Sr. Unsec. Unsub. Global Notes, 7.38%, 09/15/13	5,000	4,675
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	20,000	21,983
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Unsub. Notes, 5.60%, 12/01/19	20,000	20,378

		47,036

Leisure Facilities—0.31%
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	10,000	9,750
Sr. Sub. Notes, 10.88%, 11/15/16(b)	5,000	5,050

		14,800

Movies & Entertainment—0.64%
Cinemark USA Inc., Sr. Gtd. Notes, 8.63%, 06/15/19(b)	25,000	25,938
Tunica-Biloxi Gaming Authority, Sr. Unsec. Notes, 9.00%, 11/15/15(b)	5,000	4,506

		30,444

Multi-Line Insurance—0.24%
American Financial Group Inc., Sr. Unsec. Unsub. Notes, 9.88%, 06/15/19	10,000	11,270

	Principal
	Amount	Value

Multi-Utilities—0.42%
Pacific Gas & Electric Co., Sr. Unsec. Unsub. Notes, 5.40%, 01/15/40	$20,000	$19,953

Oil & Gas Equipment & Services—0.10%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	5,000	4,875

Oil & Gas Exploration & Production—2.63%
Anadarko Petroleum Corp., Sr. Unsec. Unsub. Global Notes, 5.75%, 06/15/14	25,000	27,523
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	25,000	25,062
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 8.63%, 10/01/17	5,000	5,156
Continental Resources Inc., Sr. Unsec. Notes, 8.25%, 10/01/19(b)	5,000	5,162
Encore Acquisition Co., Sr. Sub. Notes, 9.50%, 05/01/16	5,000	5,269
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	5,000	5,087
Petrobras International Finance Co., (Cayman Islands) Sr. Unsec. Gtd. Unsub. Global Notes, 5.75%, 01/20/20	10,000	10,387
6.88%, 01/20/40	15,000	15,725
Pioneer Natural Resources Co., Sr. Unsec. Notes, 7.50%, 01/15/20	5,000	4,938
Plains Exploration & Production Co., Sr. Unsec. Gtd. Unsub. Notes, 8.63%, 10/15/19	5,000	5,044
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	10,000	10,100
Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	5,000	5,175

		124,628

Oil & Gas Refining & Marketing—0.29%
Tesoro Corp., Sr. Unsec. Gtd. Unsub. Global Bonds, 6.50%, 06/01/17	5,000	4,488
United Refining Co.-Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	10,000	9,062

		13,550

Oil & Gas Storage & Transportation—2.47%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Unsub. Notes, 7.63%, 02/15/12	50,000	55,546
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Gtd. Unsub. Notes, 5.75%, 01/15/20	20,000	20,842
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	20,000	20,924
Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	20,000	19,950

		117,262

See accompanying notes which are an integral part of this schedule.

AIM Core Plus Bond Fund

	Principal
	Amount	Value

Other Diversified Financial Services—2.33%
Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	$20,000	$21,453
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	10,000	10,259
Citigroup Inc., Sr. Unsec. Global Notes, 8.50%, 05/22/19	10,000	11,411
General Electric Capital Corp., Sr. Unsec. Unsub. Global Notes, 5.90%, 05/13/14	25,000	27,472
ING Security Life Institutional Funding, Sr. Unsec. Notes, 4.25%, 01/15/10(b)	40,000	40,015

		110,610

Packaged Foods & Meats—0.21%
Del Monte Corp., Sr. Sub. Notes, 7.50%, 10/15/19(b)	5,000	5,063
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	5,000	5,050

		10,113

Paper Packaging—0.11%
Sealed Air Corp., Sr. Notes, 7.88%, 06/15/17(b)	5,000	5,308

Paper Products—0.32%
International Paper Co., Sr. Unsec. Unsub. Notes, 7.30%, 11/15/39	15,000	14,961

Pharmaceuticals—0.80%
GlaxoSmithKline Capital Inc., Sr. Unsec. Gtd. Global Notes, 5.65%, 05/15/18	25,000	27,819
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 8.38%, 06/15/16(b)	10,000	10,350

		38,169

Publishing—0.78%
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	5,000	4,412
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	30,000	32,586

		36,998

Research & Consulting Services—0.55%
ERAC USA Finance Co., Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	25,000	26,341

Specialized Finance—0.54%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	25,000	25,589

	Principal
	Amount	Value

Specialty Chemicals—0.10%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	$5,000	$4,800

Steel—0.42%
ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Notes, 7.00%, 10/15/39	20,000	19,731

Tires & Rubber—0.18%
Cooper Tire & Rubber Co., Sr. Unsec. Unsub. Notes, 7.63%, 03/15/27	10,000	8,725

Trading Companies & Distributors—0.11%
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 02/15/12	5,000	5,013

Trucking—0.21%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14	10,000	10,100

Wireless Telecommunication Services—1.14%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	10,000	9,850
Crown Castle International Corp., Sr. Notes, 7.13%, 11/01/19	10,000	9,975
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.25%, 08/15/19(b)	10,000	10,550
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 11/15/28	25,000	18,812
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17	5,000	4,913

		54,100

Total Bonds & Notes (Cost $1,679,487)		1,765,739

U.S. Government Sponsored Mortgage-Backed Securities—35.26%

Collateralized Mortgage Obligations—6.25%
Fannie Mae REMICS-Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	84,126	87,202
Freddie Mac REMICS, Series 2450, Class PE, Pass Through Ctfs., 6.00%, 07/15/21	69,107	70,964
Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	50,157	51,695
Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	47,958	50,065
Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	35,000	36,887

		296,813

See accompanying notes which are an integral part of this schedule.

AIM Core Plus Bond Fund

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)—14.41%
Pass Through Ctfs., 5.50%, 01/01/34	$287,173	$307,040
Pass Through Ctfs., TBA, 4.50%, 12/01/39(e)	20,000	20,509
5.00%, 12/01/39(e)	340,000	356,469

		684,018

Federal National Mortgage Association (FNMA)—14.60%
Pass Through Ctfs., TBA, 4.50%, 12/01/24 to 12/01/39(e)	330,000	340,927
5.00%, 12/01/24(e)	100,000	106,234
5.50%, 12/01/39(e)	80,000	85,087
6.00%, 12/01/39(e)	150,000	160,805

		693,053

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $1,641,211)		1,673,884

U.S. Treasury Securities—18.78%

U.S. Treasury Bills—0.63%
0.21%, 12/17/09(f)(g)	30,000	29,997

U.S. Treasury Notes—13.35%
4.50%, 04/30/12	300,000	326,437
2.25%, 05/31/14	200,000	204,063
3.63%, 08/15/19	100,000	103,484

		633,984

U.S. Treasury Bonds—4.80%
5.38%, 02/15/31	145,000	170,760
4.25%, 05/15/39	20,000	20,163
4.50%, 08/15/39	35,000	36,783

		227,706

Total U.S. Treasury Securities (Cost $870,713)		891,687

Asset-Backed Securities—12.09%
Banc of America Commercial Mortgage Inc.-Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	40,000	40,611
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	25,000	24,530
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	25,000	25,062
Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(d)	45,000	45,520
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.46%, 03/11/39(d)	40,000	41,466

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 04/12/38(d)	$30,000	$30,297
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	40,000	39,839
Citigroup Mortgage Loan Trust Inc.-Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.11%, 08/25/34(d)	37,673	35,957
Credit Suisse Mortgage Capital Ctfs.-Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs., 1.48%, 11/28/39 (Acquired 11/25/09; Cost $20,000)(b)(d)	20,000	20,000
GS Mortgage Securities Corp. II-Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	55,000	53,181
LB-UBS Commercial Mortgage Trust-Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	30,000	30,173
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	35,000	35,634
Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	30,000	30,321
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	30,000	29,913
Nissan Auto Lease Trust-Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	30,000	30,235
TIAA Seasoned Commercial Mortgage Trust-Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(d)	25,000	25,757
Wachovia Bank Commercial Mortgage Trust-Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(d)	20,000	20,371
Wells Fargo Mortgage Backed Securities Trust-Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.46%, 07/25/34(d)	15,644	14,897

Total Asset-Backed Securities (Cost $552,624)		573,764

	Shares
Money Market Funds—18.57%
Liquid Assets Portfolio-Institutional Class (h)	440,865	440,865
Premier Portfolio-Institutional Class (h)	440,865	440,865

Total Money Market Funds (Cost $881,730)		881,730

TOTAL INVESTMENTS—121.89% (Cost $5,625,765)		5,786,804
OTHER ASSETS LESS LIABILITIES—(21.89)%		(1,039,355)

NET ASSETS—100.00%		$4,747,449

See accompanying notes which are an integral part of this schedule.

AIM Core Plus Bond Fund
Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discounted
Gtd.	— Guaranteed
Jr.	— Junior
REMICS	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2009 was $452,371, which represented 9.53% of the Fund’s Net Assets.

(c)	Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(e)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.

AIM Core Plus Bond Fund
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Core Plus Bond Fund
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

AIM Core Plus Bond Fund
E.	Dollar Roll and Forward Commitment Transactions — (continued)
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

AIM Core Plus Bond Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$881,730	$—	$—	$881,730
U.S. Treasury Securities	—	891,687	—	891,687
U.S. Government Sponsored Securities	—	1,673,884	—	1,673,884
Corporate Debt Securities	—	1,765,739	—	1,765,739
Asset-Backed Securities	—	573,764	—	573,764

				5,786,804
Other Investments*	(578)	—	—	(578)

Total Investments	$881,152	$4,905,074	$—	$5,786,226

*	Other Investments include futures which are included at unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 5 Year Notes	2	March-2010/Long	$234,531	$2,118
U.S. Treasury 10 Year Notes	4	March-2010/Short	(479,750)	(2,696)

Total				$(578)

AIM Core Plus Bond Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2009 was $1,848,680 and $941,796, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$159,950
Aggregate unrealized (depreciation) of investment securities	(1,235)

Net unrealized appreciation of investment securities	$158,715

Cost of investments for tax purposes is $5,628,089.

AIM Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	FLR-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Floating Rate Fund
Schedule of Investments(a)
November 30, 2009
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Senior Secured Floating Rate Interest—96.09%(b)(c)

Advertising—0.07%
Valassis Communications, Inc.
Delay Draw Term Loan	2.04%	03/02/14	$69,032	$65,062
Term Loan B	2.04%	03/02/14	208,166	196,197

				261,259

Aerospace & Defense—2.51%
Aero Technology Supply, Term Loan(d)	7.37%	10/16/14	827,872	206,968
Alion Science & Technology Corp., Term Loan	9.50%	02/06/13	1,706,479	1,548,629
Dubai Aerospace Enterprise
Term Loan B1	4.04%	07/31/14	270,718	246,353
Term Loan B2	4.01-4.04%	07/31/14	264,846	241,010
Hawker Beechcraft Corp.
Syn LOC	0.18%	03/26/14	280,694	211,323
Term Loan	2.23-2.28%	03/26/14	4,677,429	3,521,449
McKechnie Aerospace
First Lien Term Loan	2.24%	05/11/14	544,323	502,410
Second Lien Term Loan	5.24%	05/11/15	141,300	114,453
Sequa Corp., Term Loan B	3.58-3.94%	12/03/14	313,551	271,812
Spirit Aerosystems, Inc., Term Loan B1	2.03%	09/30/13	2,532,401	2,405,781
Vought Aircraft Industries, Inc., Incremental Term Loan	7.50%	12/22/11	319,180	316,521
Wesco Aircraft Hardware Corp., Term Loan	2.49%	09/29/13	413,329	388,736

				9,975,445

Airlines—0.77%
Delta Air Lines, Inc.
Revolver Loan(e)	—	03/28/13	1,500,000	1,339,500
Revolver Loan	2.28%	04/30/12	2,000,000	1,721,660

				3,061,160

Alternative Carriers—1.20%
Level 3 Communications, Inc.
Add On Term Loan B	11.50%	03/13/14	204,533	216,805
Term Loan	2.53%	03/13/14	5,403,226	4,562,376

				4,779,181

Aluminum—0.13%
Noranda Aluminum, Inc., Term Loan B	2.24%	05/18/14	625,149	502,620

Apparel Retail—0.03%
Destination Maternity Corp., Term Loan B	2.74-2.78%	03/13/13	143,567	128,133

Auto Parts & Equipment—2.80%
Dana Holding Corp., Term Loan	7.25%	01/30/15	4,033,574	3,584,839
Dayco Products LLC
Second Lien Term Loan(d)	9.02-10.35%	12/31/11	1,269,223	19,038
Term Loan B(d)	6.06-8.75%	06/21/11	301,405	135,130
Federal-Mogul Corp.
Delay Draw Term Loan C2	2.18%	12/27/15	2,082,058	1,570,663
Term Loan B	2.18%	12/27/14	5,170,037	3,900,172
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	2.34%	04/30/10	1,400,000	1,249,500
Pep Boys Manny, Moe & Jack (The), Term Loan	2.36%	10/27/13	40,683	37,022
See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Auto Parts & Equipment—(continued)
Veyance Technologies, Inc.
First Lien Delay Draw Term Loan	2.49%	07/31/14	$107,683	$85,272
First Lien Term Loan	2.49%	07/31/14	714,583	565,864

				11,147,500

Automobile Manufacturers—1.02%
Ford Motor Co., Term Loan(e)	—	12/15/13	1,867,220	1,636,338
TRW Automotive Holdings Corp.
Term Loan B1(e)	—	02/09/14	999,729	995,700
Term Loan B1	6.25%	02/09/14	1,448,112	1,442,276

				4,074,314

Automotive Retail—0.57%
KAR Holdings, Inc., Term Loan B	2.49%	10/21/13	1,078,516	989,991
Pilot Travel Centers LLC, Term Loan B(e)	—	11/24/15	1,263,571	1,262,384

				2,252,375

Broadcasting—9.61%
Cequel Communications, LLC
First Lien Term Loan	2.26 - 4.25%	11/05/13	1,653,695	1,521,962
Second Lien PIK Term Loan B	6.26%	05/05/14	394,172	390,479
Second Lien Term Loan A	4.76%	05/05/14	3,630,067	3,431,248
Charter Communications, Inc.
Term Loan Refinance(e)	—	03/06/14	3,000,000	2,790,000
Term Loan Refinance	4.24 - 4.26%	03/06/14	8,326,695	7,743,826
Citadel Communication Corp., Term Loan B	2.04%	06/12/14	967,286	664,603
CSC Holdings
Incremental Term Loan B	2.05 - 2.19%	03/29/13	679,097	637,999
Incremental Term Loan B2	2.05 - 2.19%	03/29/16	1,478,799	1,406,707
CW Media Holdings, Term Loan B	3.53%	02/16/15	590,587	541,864
Discovery (The), Term Loan C	5.25%	05/14/14	1,484,856	1,487,944
Gray Television Inc., Term Loan B	3.75 - 3.79%	12/31/14	173,914	149,928
Insight Communications Co., Inc., Term Loan B	2.29%	04/06/14	1,164,360	1,087,221
Intelsat, Ltd.
Term Loan B2-A	2.74%	01/03/14	732,968	675,452
Term Loan B2-B	2.74%	01/03/14	732,744	675,246
Term Loan B2-C	2.74%	01/03/14	732,744	675,246
Ion Media Networks, Inc. (Paxson Communications)
DIP Term Loan(f)	0%	02/28/10	124,027	124,027
DIP Term Loan	15.00%	02/28/10	248,054	248,054
Term Loan(d)	4.38%	01/15/12	2,801,171	700,293
Local TV LLC, Term Loan B	2.24%	05/07/13	912,205	744,204
Mediacom Communications Corp.
Add on Term Loan	5.50%	03/31/17	3,206,561	3,164,876
Term Loan A	1.73%	03/31/10	34,908	33,948
Term Loan D1	1.98%	01/31/15	2,017,783	1,817,679
Term Loan D2	1.98%	01/31/15	279,074	251,398
Term Loan E	6.50%	01/03/16	1,084,235	1,084,918
New Vision Television
Term Loan(f)	0%	09/30/12	89,615	89,615
Term Loan	13.00%	09/30/12	287,143	287,143
NTL Investment Holding Ltd., Term Loan B-4	2.28%	09/03/12	131,327	126,895
Univision Communications Inc., Term Loan	2.53%	09/29/14	6,495,776	5,326,536
WaveDivision Holdings, LLC, Term Loan B	2.80 - 2.90%	06/30/14	380,427	349,992

				38,229,303

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Building Products—0.69%
Building Materials Corp. of America, Term Loan B	3.00%	02/22/14	$2,619,526	$2,361,503
Champion Window Manufacturing Inc., Term Loan	4.75%	05/13/13	478,926	290,947
United Subcontractors, Inc., Term Loan	1.79%	06/30/15	107,501	91,376

				2,743,826

Casinos & Gaming—2.94%
BLB Investors, LLC, First Lien Term Loan	4.75%	07/18/11	887,867	543,818
Cannery Casino
Delay Draw Term Loan	2.49%	05/18/13	911,453	772,912
Second Lien Term Loan(e)	—	05/18/14	1,000,000	723,130
Second Lien Term Loan	4.49%	05/18/14	84,000	60,743
Term Loan B	2.49%	05/18/13	555,740	471,267
Green Valley Ranch
First Lien Term Loan B	2.28 - 2.28%	02/16/14	218,000	158,268
Second Lien Term Loan	3.55%	08/16/14	369,000	77,490
Harrah’s Operating Co., Inc.
Add On Term Loan B4	9.50%	10/31/16	648,506	628,649
Term Loan B1	3.28%	01/28/15	2,438,566	1,889,377
Term Loan B2	3.28%	01/28/15	3,442,199	2,674,003
Term Loan B3	3.28 - 3.28%	01/28/15	275,336	213,509
Las Vegas Sands Corp.
Delay Draw Term Loan 1	2.04%	05/23/14	683,964	568,449
Delay Draw Term Loan 2	2.04%	05/23/13	463,125	384,908
Term Loan B	2.04%	05/23/14	3,028,156	2,516,731

				11,683,254

Coal & Consumable Fuels—0.24%
Oxbow Carbon LLC
Delay Draw Term Loan	2.28%	05/08/14	151,912	142,291
Term Loan B	2.23 - 2.28%	05/08/14	875,282	819,850

				962,141

Commercial Printing—1.34%
Aster Sr. Flint Inc.
Term Loan B5	2.89%	12/31/12	795,787	714,720
Term Loan C5	2.89%	12/31/13	813,772	734,942
Cenveo, Inc.
Delay Draw Term Loan	4.79%	06/21/13	113,626	108,655
Term Loan C	4.79%	06/21/13	3,936,769	3,764,536

				5,322,853

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity
	Rate	Date	Principal Amount	Value

Commodity Chemicals—3.55%
Ashland Inc., Term Loan B	7.65%	05/13/14	$3,921,912	$3,975,838

LyondellBasell Industries
DIP NM Term Loan(f)	0%	02/03/10	218,583	226,598
DIP NM Term Loan	13.00%	02/03/10	437,367	453,405
DIP Roll-Up(e)	—	02/03/10	2,261,263	2,182,119
DIP Roll-Up	5.79 - 6.56%	02/03/10	1,129,863	1,090,317
Dutch Revolving Credit Loan(e)	—	12/20/13	102,951	74,745
Dutch Revolving Credit Loan	3.74%	12/20/13	29,504	21,421
Dutch Term Loan A(e)	—	12/20/13	237,177	172,196
Dutch Term Loan A	3.74%	12/20/13	67,660	49,123
Germany Term Loan B1(e)	—	12/22/14	295,564	214,585
Germany Term Loan B1	3.99%	12/22/14	84,703	61,496
Germany Term Loan B2(e)	—	12/22/14	295,564	214,585
Germany Term Loan B2	3.99%	12/22/14	84,703	61,496
Germany Term Loan B3(e)	—	12/22/14	295,564	214,585
Germany Term Loan B3	3.99%	12/22/14	84,703	61,496
U.S Revolving Credit Loan(e)	—	12/20/13	386,068	280,293
U.S. Revolving Credit Loan	3.74%	12/20/13	110,640	80,327
U.S. Term Loan A(e)	—	12/20/13	735,568	534,037
U.S. Term Loan A	3.74%	12/20/13	210,801	153,046
U.S. Term Loan B1(e)	—	12/22/14	1,282,534	931,145
U.S. Term Loan B1	7.00%	12/22/14	367,552	266,850
U.S. Term Loan B2(e)	—	12/22/14	1,282,534	931,145
U.S. Term Loan B2	7.00%	12/22/14	367,552	266,850
U.S. Term Loan B3(e)	—	12/22/14	1,282,534	931,145
U.S. Term Loan B3	7.00%	12/22/14	367,552	266,850
Univar Corp., Term Loan B	3.23%	10/10/14	453,575	399,523

				14,115,216

Communications Equipment—1.68%
Consolidated Communications, Inc., Term Loan B	2.74%	12/31/14	1,500,000	1,380,000
NTELOS Holdings Corporations, Term Loan B	5.75%	08/07/15	5,063,881	5,048,082
One Communications Corp., First Lien Term Loan	4.25 - 6.25%	06/30/12	302,384	257,531

				6,685,613

Computer Hardware—0.04%
Quantum Corp., Term Loan B	3.78%	07/12/14	187,008	171,813

Construction & Agricultural Machinery—0.30%
Manitowoc Company, Inc. (The), Term Loan B	7.50%	11/06/14	1,266,048	1,212,241

Construction Materials—0.05%
Hillman Group (The), Term Loan B-2	4.77%	03/31/12	183,627	180,873

Data Processing & Outsourced Services—2.38%
Affiliated Computer Services, Inc.
Delay Draw Term Loan	2.23 - 2.24%	03/20/13	199,356	195,474
Term Loan B	2.24%	03/20/13	43,900	43,046
First Data Corp.
Term Loan B1	2.99 - 3.04%	09/24/14	1,194,671	993,692
Term Loan B2	3.03 - 3.04%	09/24/14	8,995,103	7,454,692
Term Loan B3	3.03 - 3.04%	09/24/14	958,227	792,233

				9,479,137

Diversified Chemicals—0.22%
Celanese US Holdings LLC
Prefunded LOC	0.24%	04/02/14	365,939	338,578
Term Loan	2.04%	04/02/14	350,944	324,704
See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity
	Rate	Date	Principal Amount	Value

Diversified Chemicals—(continued)
Texas Petrochemicals L.P.
Incremental Term Loan B	2.88%	06/27/13	$55,056	$48,449
Term Loan B	2.88%	06/27/13	163,115	143,541

				855,272

Diversified Commercial & Professional Services—0.23%
Fidelity National Information Services Inc., Term Loan C	4.47%	01/18/12	939,106	934,410

Diversified Metals & Mining—0.41%
Novelis Inc.
Canada Term Loan	2.24%	07/06/14	405,644	360,589
U.S. Term Loan	2.24 - 2.29%	07/06/14	1,438,861	1,279,046

				1,639,635

Diversified Real Estate Activities—1.51%
Lake Las Vegas Resort
DIP Facilities Loan(d)	9.73%	12/31/09	664,569	331,454
Mezzanine Loan(d)	20.00%	10/01/10	5,530	187
Tranche(d)	14.35%	12/22/12	268,336	4,025
Tranches 1 & 2(d)	14.35%	12/22/12	2,812,082	28,121
RE/MAX International, Inc., Term Loan B1	5.74 - 5.79%	12/17/12	531,407	519,450
Realogy Corporation
Credit Link Term Loan	0.09%	10/10/13	733,627	624,367
Delay Draw Term Loan	3.28 - 3.29%	10/10/13	2,490,617	2,119,689
Term Loan B	3.29%	10/10/13	2,724,899	2,319,080
Yellowstone Mountain Club, LLC, Term Loan	6.00%	07/16/14	53,333	44,800

				5,991,173

Diversified REIT’s—0.15%
Capital Automotive REIT, Term Loan C	2.75%	12/14/12	664,614	576,885

Diversified Support Services—1.66%
Aspect Software, Inc., First Lien Term Loan	3.31%	07/11/11	202,271	188,112
Bankruptcy Management Solutions, Inc.
First Lien Term Loan	4.23%	07/28/12	60,496	28,887
Second Lien Term Loan	6.48%	07/28/13	35,567	2,490
Brock Holdings III, Inc., Term Loan B	2.28 - 4.25%	02/26/14	424,067	335,013
Central Parking Corp.
Second Lien Term Loan	4.81%	11/22/14	25,522	12,506
Syn LOC	0.16%	05/22/14	63,036	47,592
Term Loan B	2.56%	05/22/14	140,849	109,862
Merrill Corp., Term Loan	8.50%	05/15/11	3,270,040	2,575,156
N.E.W. Customer Service, Term Loan B	2.73 - 2.74%	05/22/14	1,847,579	1,710,174
Nuance Communications, Inc.
Revolver Loan(f)	0%	04/01/12	121,000	109,919
Term Loan B	2.24%	04/01/13	246,151	231,306
Production Resources, Inc., Term Loan B	3.75%	08/15/14	1,524,387	1,249,997

				6,601,014

Drug Retail—0.32%
General Nutrition Centers, Inc., Term Loan B	2.49 - 2.54%	09/16/13	1,248,035	1,134,938
MAPCO Express, Inc., Term Loan	5.75%	04/28/11	74,513	68,552
Pantry, Inc. (The)
Delay Draw Term Loan	1.74%	05/15/14	21,207	19,705
Term Loan B	1.74%	05/15/14	74,097	68,849

				1,292,044

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity
	Rate	Date	Principal Amount	Value

Education Services—0.06%
Bright Horizons Family Solutions, Inc., Term Loan B	7.50%	05/28/15	$246,628	$245,139

Electric Utilities—5.26%
Bicent Power LLC, Second Lien Term Loan	4.29%	07/10/14	250,400	169,020
Calpine Corp., First Priority Term Loan	3.17%	03/29/14	7,514,430	6,861,276
Dynegy Holdings Inc.
Loan C	3.99%	04/02/13	834,122	784,767
Term Loan B	3.99%	04/02/13	172,474	162,269
Energy Investor Funds (USPF Holdings), Term Loan	1.99%	04/11/14	212,955	202,308
Kelson Finance LLC, First Lien Term Loan B	3.53%	03/08/13	322,326	297,146
NE Energy, Inc.
Second Lien Term Loan	4.81%	05/01/14	315,000	266,175
Syn LOC	0.16%	11/01/13	92,351	83,654
Term Loan B	2.81%	11/01/13	675,754	612,118
NRG Energy, Inc.
Syn LOC	0.18%	02/01/13	1,025,718	939,722
Term Loan B	1.98 - 2.03%	02/01/13	1,897,675	1,738,574
NSG Holdings II, LLC
Syn LOC	1.80%	06/15/14	38,265	35,682
Term Loan	1.80%	06/15/14	182,550	170,228
Texas Competitive Electric Holdings Co. LLC
Delay Draw Term Loan	3.74 - 3.75%	10/10/14	6,899,795	5,073,972
Term Loan B2	3.74 - 3.78%	10/10/14	3,919,456	2,923,130
TPF Generation Holdings, LLC
First Lien Term Loan	0.18%	12/15/11	30,618	28,475
Second Lien Term Loan	4.48 - 4.53%	12/15/14	267,000	226,016
Syn LOC D	0.18%	12/15/13	97,672	92,393
Term Loan	2.23%	12/15/13	265,562	249,060

				20,915,985

Electrical Components & Equipment—0.14%
Aeroflex Inc., Term Loan B1	3.56%	08/15/14	314,471	285,316
Crown Castle International Corp., Term Loan B	1.78%	03/06/14	281,970	262,114

				547,430

Electronic Manufacturing Services—0.05%
Sorenson Communications, Inc., First Lien Term Loan	2.74%	08/16/13	224,761	208,016

Environmental & Facilities Services—0.05%
Covanta Holding Corp.
Syn LOC	0.19%	02/09/14	84,652	78,219
Term Loan B	1.75%	02/09/14	129,345	119,515

				197,734

Food Distributors—3.20%
Advanced Food Company, Inc.
Delay Draw Term Loan	1.99%	03/16/14	73,189	68,370
Second Lien Term Loan	4.49%	09/16/14	1,233,357	925,018
Term Loan B	1.99%	03/16/14	847,395	791,611
Bolthouse Farms (Wm.), Inc., Term Loan	5.50%	12/17/12	92,630	89,851
Dean Foods Co.
Term Loan A	0.87 - 0.92%	04/02/12	277,500	258,422
Term Loan B	1.62 - 1.67%	04/02/14	659,841	608,941
Pierre Foods Inc., Term Loan B	8.50%	09/30/14	467,639	469,977
Pinnacle Foods Group, Inc. (Aurora Foods)
Revolver Loan(f)	0%	04/02/13	1,000,000	725,000
Term Loan B	2.99%	04/02/14	4,572,670	4,151,984

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity
	Rate	Date	Principal Amount	Value

Food Distributors—(continued)
Wrigley Jr. (Wm.) Co., Term Loan B	6.50%	10/06/14	$4,611,981	$4,624,018

				12,713,192

Food Retail—0.00%
Quizno’s Corp. (The), First Lien Term Loan B	2.56%	05/05/13	13,434	10,795

Forest Products—1.84%
Georgia-Pacific Corp.
Add On Term Loan B	2.24 - 2.28%	12/29/12	29,002	27,501
Term Loan A	2.24 - 2.28%	12/21/10	1,362,084	1,336,545
Term Loan B	2.24 - 2.30%	12/21/12	4,006,260	3,798,856
Term Loan C	3.49 - 3.55%	12/23/14	2,222,371	2,173,301

				7,336,203

Health Care Equipment—1.99%
Biomet, Inc., Term Loan	3.25 - 3.29%	03/25/15	5,622,014	5,285,986
CONMED Corp., Term Loan	1.74%	04/13/13	210,756	193,896
DJO Finance LLC, Term Loan	3.23 - 3.28%	05/20/14	2,052,321	1,932,260
Orthofix International N.V., Term Loan B	6.75%	09/22/13	534,266	524,249

				7,936,391

Health Care Facilities—2.42%
Community Health Systems
Delay Draw Term Loan(e)	—	07/25/14	37,122	33,904
Delay Draw Term Loan	2.51%	07/25/14	258,262	235,879
Term Loan B(e)	—	07/25/14	727,658	664,155
Term Loan B	2.48 - 2.51%	07/25/14	4,590,212	4,189,625
DaVita Inc., Term Loan B1	1.74 - 1.79%	10/05/12	18	16
HCA, Inc.
Term Loan B(e)	—	11/07/12	1,500,000	1,323,750
Term Loan B	2.53%	11/18/13	321,174	298,024
IASIS Healthcare Corp.
Delay Draw Term Loan	2.23%	03/14/14	706,479	651,727
LOC	0.14%	03/14/14	381,558	351,987
Term Loan B	2.23%	03/14/14	2,041,455	1,883,242

				9,632,309

Health Care Services—1.38%
Genoa Healthcare LLC
Second Lien Term Loan	10.75%	02/10/13	132,000	93,060
Term Loan B	5.50%	08/10/12	88,581	77,952
inVentiv Health, Inc., Term Loan B	2.04%	07/06/14	379,239	353,326
Royalty Pharma AG
Term Loan	2.53%	04/16/13	545,958	522,417
Term Loan B	2.53%	04/16/13	544,126	520,664
Skilled Healthcare LLC, Term Loan	2.28 - 2.28%	06/15/12	359,063	337,519
Sun Healthcare Group, Inc.
Syn LOC	0.18%	04/19/14	89,827	84,573
Term Loan B	2.28 - 2.83%	04/19/14	458,934	432,084
Trizetto Group, Inc., Term Loan B	7.50%	08/04/15	751,410	747,653
Viant, Inc., Term Loan B	2.54%	06/25/14	2,387,143	2,321,497

				5,490,745

Health Care Supplies—0.98%
Accellant Corp., Term Loan B	2.51%	11/22/12	3,998,968	3,739,036
Fresenius Medical Care AG & Co. KGaA, Term Loan B	1.66 - 1.67%	03/31/13	168,433	160,313

				3,899,349

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Hotels, Resorts & Cruise Lines—0.74%
American Gaming Systems
Delay Draw Term Loan	3.24%	05/14/13	$528,811	$330,507
Term Loan B	3.24%	05/14/13	3,779,701	2,362,313
Centaur Gaming
First Lien Term Loan B	11.25%	10/30/12	242,281	211,591
Second Lien Term Loan	14.25%	10/30/13	122,198	33,605
Ginn Club & Resort
First Lien Term Loan B(d)	9.50%	06/08/11	105,289	8,423
Revolving Credit Loan(d)	5.87 - 9.50%	06/08/11	49,078	3,865
Second Lien Term Loan(d)	13.50%	06/08/12	127,556	1,276

				2,951,580

Household Products—2.00%
Jarden Corp.
Term Loan B2	2.03%	01/24/12	49,138	46,979
Term Loan B4	3.53%	01/26/15	55,944	54,602
Nice-Pak Products Inc., Term Loan	3.25%	06/18/14	401,753	356,555
Prestige Brands International, Inc., Term Loan B	2.48%	04/06/11	23,913	23,435
Rent-A-Center, Term Loan B	1.99 - 2.00%	06/30/12	137,462	134,026
Reynolds Packaging Group, Term Loan B	6.25%	11/05/15	1,564,235	1,559,354
Spectrum Brands, Inc.
LOC	1.50%	06/30/12	116,914	112,697
Term Loan B	8.00 - 8.75%	06/30/12	5,895,159	5,682,521

				7,970,169

Human Resource & Employment Services—0.34%
Koosharem Corp.
Second Lien Term Loan	6.54%	12/31/14	298,800	89,640
Term Loan	3.25 - 3.28%	06/30/14	725,731	558,813
Kronos Inc., First Lien Term Loan	2.28%	06/11/14	767,876	709,134
				1,357,587

Industrial Conglomerates—0.34%
CONTECH Construction Products, Inc., Term Loan B	2.24%	01/31/13	1,297,066	1,140,341
Dresser Inc., Term Loan B	2.52%	05/04/14	240,984	221,438

				1,361,779

Industrial Machinery—1.07%
Gleason Corp., First Lien Term Loan	2.00 - 2.06%	06/30/13	123,749	116,324
Itron Inc., Term Loan	3.99%	04/18/14	115,484	113,925
Pro Mach, Inc., Term Loan	2.49%	12/14/11	557,470	496,148
Rexnord Corp.
Add On Term Loan B2	2.50%	07/19/13	94,618	87,818
Sr. Unsec. Term Loan	7.36%	03/01/13	2,596,107	1,492,762
Term Loan B	2.75 - 2.81%	07/19/13	2,082,063	1,950,643

				4,257,620

Insurance Brokers—0.15%
Swett & Crawford Group, Inc.
First Lien Term Loan	2.53%	04/03/14	376,440	286,094
Second Lien Term Loan	5.78%	10/03/14	105,200	54,178
USI Holdings Corp., Term Loan B	3.04%	05/05/14	318,535	271,551

				611,823

Integrated Telecommunication Services—1.40%
Cavalier Telephone Inc., Term Loan B	10.50%	12/31/12	933,262	738,836
Hargray Communications Group, Inc., Term Loan B	2.53%	06/27/14	152,368	141,130
Integra Telecom, Inc., Term Loan B	10.50%	08/31/13	2,301,840	2,290,331
See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Integrated Telecommunication Services—(continued)
Iowa Telecom, Term Loan B	1.99 - 2.04%	11/23/11	$800,000	$789,248
PAETEC Communications, Inc.
Incremental Add On Term Loan	2.73%	02/28/13	154,698	145,223
Term Loan	2.73%	02/28/13	452,857	425,119
Time Warner Inc., Term Loan B	1.99 - 2.04%	01/07/13	1,121,901	1,056,696

				5,586,583

Internet Software & Services—0.18%
Network Solutions, LLC, Term Loan B	2.49 - 2.54%	03/07/14	814,586	718,196

Investment Banking & Brokerage—0.19%
Gartmore Investment Ltd., U.S. Term Loan	2.28%	05/11/14	859,799	773,819

IT Consulting & Other Services—2.03%
Brocade Communications Systems, Inc., Term Loan	7.00%	10/07/13	4,832,461	4,849,085
SunGuard Data Systems, Inc.
U.S. Term Loan A(e)	—	02/28/14	218,805	199,180
U.S. Term Loan A	1.99%	02/28/14	38,741	35,266
U.S. Term Loan B	3.88 - 3.90%	02/28/16	1,039,028	971,491
U.S. Term Loan C	6.75%	02/28/14	1,994,962	2,004,099

				8,059,121

Leisure Facilities—2.66%
24 Hour Fitness Worldwide Inc., Term Loan B	2.74 - 2.79%	06/08/12	1,254,500	1,159,371
AMF Group
First Lien Term Loan B	2.74 - 2.74%	06/08/13	1,356,178	1,141,902
Second Lien Term Loan	6.49%	12/08/13	177,143	119,350
Greektown Casino LLC
DIP Delay Draw Term Loan A	16.75%	12/31/09	1,879,543	1,888,940
DIP Revolving Credit Loan	16.75%	12/31/09	237,849	237,849
DIP Term Loan A1(f)	0%	12/31/09	272,472	273,835
DIP Term Loan A1	9.75%	12/31/09	195,116	196,092
DIP Term Loan B1	9.75%	12/31/09	355,734	357,513
Regal Entertainment Group, Term Loan B	4.03%	10/27/13	2,250,766	2,206,066
Six Flags Inc., Term Loan B	2.50%	04/30/15	2,274,092	2,131,962
Universal City Development Partners, Term Loan B	6.50%	11/06/14	883,117	874,286

				10,587,166

Leisure Products—2.91%
Cinemark USA, Inc., Term Loan	1.99 - 2.04%	10/05/13	1,700,056	1,593,803
Golden Nugget, Inc., Second Lien Term Loan	3.51%	12/31/14	214,000	85,600
Panavision Inc., Second Lien Term Loan	7.78 - 7.78%	03/30/12	9,500	7,078
Sabre Holdings Corp., Term Loan	2.48 - 2.49%	09/30/14	3,934,366	3,344,959
Travelport Ltd.
Delay Draw Term Loan	2.75 - 2.78%	05/23/14	500,000	445,250
U.S. Syn LOC	2.78%	08/23/13	537,869	477,014
U.S. Term Loan B	2.78 - 2.78%	08/23/13	2,962,131	2,616,184
True Temper Sports Inc.
Add On Term Loan(d)	8.00%	06/30/11	104,000	13,000
DIP Term Loan	8.25%	04/12/10	2,419,737	2,298,750
Term Loan	7.50%	03/15/11	724,059	676,995

				11,558,633

Marine—0.09%
US Shipping LLC, Term Loan(d)	4.50%	08/06/12	578,242	366,218

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Marine Ports & Services—0.08%
Fleetcor Technologies, Inc.
Tranche 1	2.49%	04/30/13	$187,460	$173,401
Tranche 2	2.49%	04/30/13	153,808	142,272

				315,673

Metal & Glass Containers—1.63%
Berry Plastics Corp., Term Loan C	2.30%	04/03/15	3,308,548	2,779,180
Graham Packaging Company, L.P.
Term Loan B	2.50%	10/07/11	267,050	258,171
Term Loan C	6.75%	04/05/14	2,717,923	2,713,248
MAUSER Corp.
Term Loan B2	2.61%	06/13/15	500,000	374,750
Term Loan C2	2.86%	06/13/16	500,000	375,000

				6,500,349

Movies & Entertainment—1.54%
Alpha III
Term Loan B1	2.36%	12/31/13	2,240,571	1,942,642
Term Loan B2	2.36%	12/31/13	1,513,442	1,312,200
LodgeNet Entertainment Corp., Term Loan	2.29%	04/04/14	1,138,330	1,017,383
NEP II, Inc., Term Loan B	2.53%	02/16/14	407,154	373,563
Zuffa LLC, Term Loan	2.31%	06/19/15	1,665,937	1,488,231

				6,134,019

Oil & Gas Drilling—0.97%
Ram Energy Inc., Term Loan	12.75%	11/28/12	736,509	670,223
Venoco, Inc., Second Lien Term Loan	4.25%	05/07/14	3,578,798	3,171,710

				3,841,933

Oil & Gas Equipment & Services—0.50%
CCS Corp.
Delay Draw Term Loan	3.23%	11/14/14	971,617	804,013
Term Loan B	3.23%	11/14/14	769,591	636,837
Niska Gas Storage Canada ULC
Canada Term Loan	1.99%	05/13/13	276,117	254,892
Delay Draw Term Loan	1.99%	05/13/13	19,257	17,717
U.S. Term Loan B	1.99%	05/13/13	28,429	26,332
Sem Group L.P., U.S. Term Loan B2(d)	4.90%	03/16/11	333,621	237,705
Targa Resources, Inc.
Syn LOC	0.16%	10/31/12	4,375	4,237
Term Loan	2.23%	10/31/12	3,661	3,546

				1,985,279

Oil & Gas Refining & Marketing—0.84%
Gary-Williams Energy Corp., Term Loan B	9.75%	11/13/14	1,040,588	926,123
Western Refining, Inc., LOC	10.75%	06/15/14	2,750,000	2,433,750

				3,359,873

Other Diversified Financial Services—0.04%

Conseco, Inc., Term Loan	6.50%	10/10/13	156,491	142,016

Packaged Foods & Meats—1.56%
Birds Eye Foods Inc., Term Loan B	2.04%	03/22/13	171,139	166,347
Dole Foods Co., Inc.
Prefunded LOC	0.28%	04/12/13	683,477	682,622
Term Loan B	8.00%	04/12/13	1,228,484	1,236,936
Term Loan C	8.00%	04/12/13	4,083,078	4,111,170

				6,197,075

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Paper Packaging—0.74%
Smurfit-Stone Container Corp.
Canadian Revolver Credit Loan(e)	—	11/01/11	$285,357	$276,388
DIP Revolver Credit Loan(f)	0%	01/28/10	1,050,000	1,026,375
LOC(e)	—	11/01/10	175,194	169,688
Term Loan B(e)	—	11/01/11	196,526	190,349
Term Loan C(e)	—	11/01/11	370,420	358,778
Term Loan C1(e)	—	11/01/11	111,994	108,474
U.S. Revolver Credit Loan(e)	—	11/01/11	860,365	833,324

				2,963,376

Paper Products—0.02%
Xerium S.A., U.S. Term Loan	5.78%	05/18/12	86,445	70,453

Personal Products—1.31%
American Safety Razor Co.
Second Lien Term Loan	6.54%	01/31/14	183,000	152,119
Term Loan	2.79%	07/31/13	200,021	186,520
Hanesbrands Inc.
First Lien Term Loan B	5.03%	09/05/13	3,416,765	3,410,375
Second Lien Term Loan	3.97%	03/05/14	91,787	90,915
HVHC, Inc., Term Loan B	2.54%	08/01/13	1,005,495	927,569
Topps Company Inc. (The), Term Loan B	3.06%	10/12/14	553,542	453,904

				5,221,402

Pharmaceuticals—1.31%
Nycomed US Inc.
Term Loan B2	2.53%	12/29/14	2,750,000	2,512,510
Term Loan C2	3.28%	12/29/15	2,750,000	2,526,260
Quintiles Transnational Corp.
Second Lien Term Loan	4.28%	03/31/14	74,764	71,026
Term Loan B	2.28%	03/31/13	102,985	96,034

				5,205,830

Publishing—3.58%
American Media, Inc., Term Loan B	10.00%	01/30/13	3,952,022	3,578,556
CanWest MediaWorks Inc., Term Loan B(d)	4.25%	07/13/14	112,167	88,051
Caribe Information Investment Inc., Term Loan	2.51 - 2.54%	03/31/13	73,622	49,695
Endurance Business Media, Inc.
Second Lien Term Loan(d)	9.25%	01/26/14	59,090	17,801
Term Loan(d)	4.75%	07/26/13	114,191	57,096
F & W Publications, Inc.
Second Lien Term Loan(d)	6.50%	08/05/13	357,143	17,857
Term Loan(e)	—	08/05/12	117,464	54,621
Gatehouse Media, Inc.
Delay Draw Term Loan	2.24%	08/28/14	1,070,528	359,012
Term Loan	2.49%	08/28/14	24,385	8,178
Term Loan B	2.24%	08/28/14	4,147,009	1,390,741
Getty Images, Inc., Acquisition Term Loan	6.25%	07/02/15	4,167,639	4,136,382
Hanley Wood LLC, Term Loan	2.48 - 2.53%	03/08/14	324,225	139,417
Local Insight Regatta Holdings, Inc., Term Loan	6.25%	04/23/15	3,155,324	2,437,488
MediaNews Group, Term Loan B	4.73%	12/30/10	1,144,979	304,565
Reader’s Digest Association Inc.
German Term Loan	7.00%	03/02/14	90,886	43,284
Revolver Credit	4.49 - 6.50%	03/02/13	252,778	120,385
Term Loan B	4.24 - 4.24%	03/02/14	1,017,975	484,810
Tribune Company, DIP Revolver Credit Loan(f)	0%	04/10/10	1,000,000	955,000

				14,242,939

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Semiconductors—1.10%
Freescale Semiconductor, Inc., Term Loan B	1.99%	12/02/13	$5,387,239	$4,393,401

Specialized Consumer Services—1.77%
Jacobson Corp., Term Loan B	2.74%	06/19/14	1,319,046	1,121,190
LPL Holdings Inc., Term Loan D	1.98 - 2.03%	06/28/13	308,338	285,984
ServiceMaster Company (The) Delay Draw Term Loan	2.74%	07/24/14	617,893	536,912
Term Loan B	2.74 - 2.84%	07/24/14	5,843,439	5,077,599

				7,021,685

Specialized Finance—0.28%
Citco Group Ltd. (The), Term Loan B	2.85%	06/30/14	137,289	118,755
E.A.Viner International Co., First Lien Term Loan B	4.79%	07/31/13	25,044	23,291
Harland Clarke Holdings Corp., Term Loan B	2.73 - 2.78%	06/30/14	1,046,686	858,283
Nuveen Investments, LLC, Term Loan	3.28 - 3.28%	11/13/14	154,186	128,139

				1,128,468

Specialty Chemicals—4.07%
Cognis Deutschland, Term Loan C	2.30%	09/15/13	799,515	724,361
Hexion Specialty Chemicals, Inc.
Credit Linked Deposit	0.15%	05/05/13	89,838	73,957
Revolver Credit	2.81%	05/31/11	381,000	298,079
Term Loan C1	2.56%	05/05/13	5,792,556	4,903,167
Term Loan C2	2.56%	05/05/13	1,258,308	1,065,108
Term Loan C4	2.56%	05/05/13	627,099	523,627
Term Loan C5	2.56%	05/05/13	113,471	93,412
Term Loan C7	2.56%	05/05/13	1,219,920	1,004,275
Huntsman ICI Chemicals LLC
Term Loan B	1.98%	04/21/14	4,931,707	4,445,392
Term Loan C	2.48%	06/30/16	3,192,845	2,888,726
MacDermid Inc., Term Loan B	2.24%	04/12/14	181,890	157,335

				16,177,439

Specialty Stores—0.97%
Eye Care Centers of America, Inc., Term Loan	4.75%	03/01/12	259,702	251,261
Mattress Firm, Term Loan B	2.54%	01/18/14	306,818	208,636
Michaels Stores, Inc.
Term Loan B1(e)	—	10/31/13	1,213,786	1,043,856
Term Loan B1	2.56%	10/31/13	1,755,221	1,509,490
Term Loan B2(e)	—	10/13/13	858,340	761,168
Savers, Inc.
Canada Term Loan	3.00%	08/11/12	36,965	34,747
U.S. Term Loan B1	3.00%	08/11/12	40,446	38,019

				3,847,177

Systems Software—1.77%
Allen Systems Group Inc., First Lien Term Loan	8.50%	10/19/13	972,476	967,614
Dealer Comp-rey
First Lien Term Loan	2.23%	10/26/12	3,214,925	2,992,292
Second Lien Term Loan	5.73%	10/26/13	1,687,408	1,394,930
SkillSoft PLC, Term Loan B	3.78%	05/14/13	126,111	119,805
Verint Systems, Inc., Term Loan	3.49%	05/25/14	1,729,871	1,562,645

				7,037,286

Technology Distributors—0.12%
Windstream Corp., Term Loan B2	3.04%	12/17/15	508,399	485,307

Textiles—0.10%
Gold ToeMoretz, LLC, First Lien Term Loan	8.50%	10/30/13	497,434	415,357

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Interest	Maturity
	Rate	Date	Principal Amount	Value

Trading Companies & Distributors—0.01%
Brenntag AG
Term Loan B2	1.99%	01/20/14	$19,297	$18,294
U.S. Acquired Term Loan	1.99 - 2.74%	01/20/14	1,543	1,512

				19,806

Trucking—0.17%
Swift Transportation Corp., Term Loan(e)	—	05/08/14	760,778	667,795

Wireless Telecommunication Services—3.72%
Asurion Corp.
First Lien Term Loan	3.24 - 3.27%	07/03/14	5,466,666	5,127,679
Second Lien Term Loan	6.74%	07/03/15	715,768	676,758
FairPoint Communications, Inc., Term Loan B	5.00%	03/31/15	2,922,715	2,255,810
Global Tel*Link
Acquisition Syn Deposit Commitment	2.90%	02/14/13	100,347	98,842
Acquisition Term Loan	9.00%	02/14/13	127,704	125,789
Syn LOC	2.90%	02/14/13	25,086	24,710
Term Loan	9.00%	02/14/13	250,719	246,958
MetroPCS Communications, Inc., Term Loan B	2.50 - 2.56%	11/03/13	1,787,193	1,651,885
NuVox, Inc., Term Loan	3.50%	05/31/14	1,696,671	1,673,342
RCN Corp.
Add on Term Loan	2.56%	05/25/14	1,483,169	1,365,257
Add on Term Loan B	2.56%	05/25/14	1,668,498	1,535,853
14,782,883
Total Senior Secured Floating Rate Interest (Cost $397,291,090)				382,309,093

Floating Rate Notes—1.25%

Communications Equipment—1.00%
Qwest Corp., Sr. Unsec. Unsub. Floating Rate Global Notes (g)	3.55%	06/15/13	4,250,000	3,980,125

Metal & Glass Containers—0.20%
Berry Plastics Holding Corp., Sr. Sec. Gtd. Sub. Floating Rate Global Notes (g)	4.17%	09/15/14	996,000	799,290

Paper Packaging—0.05%
Verso Paper Holdings, LLC, Series B, Sr. Sec. Gtd. Floating Rate Global Notes (g)	4.03%	08/01/14	228,000	174,990

Total Bonds & Notes (Cost $5,250,098)				4,954,405

	Shares

Domestic Common Stocks—0.68%

Broadcasting—0.02%
New Vision Television (h)	1,027	0
New Vision Television (h)	5,707	0
New Vision Television -Class A (h)	8,574	85,740

		85,740

Building Products—0.47%
Masonite Worldwide Holdings (Canada) (h)	53,093	1,858,255
United Subcontractors, Inc. (h)	4,587	0
		1,858,255

Environmental & Facilities Services—0.19%
Safety-Kleen Holdco, Inc., (Acquired 12/24/03; Cost $2,062,077) (h)(i)(j)	150,812	772,912

Total Domestic Common Stocks (Cost $5,591,105)		2,716,907

See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund

	Shares	Value

Money Market Funds—1.57%
Liquid Assets Portfolio-Institutional Class (k)	3,125,707	$3,125,707
Premier Portfolio-Institutional Class (k)	3,125,707	3,125,707

Total Money Market Funds (Cost $6,251,414)		6,251,414

TOTAL INVESTMENTS—99.59% (Cost $414,383,707)		396,231,819
OTHER ASSETS LESS LIABILITIES—0.41%		1,647,811

NET ASSETS—100.00%		$397,879,630

Investment Abbreviations:
DIP	— Debtor-in-possession
Gtd.	— Guaranteed
LOC	— Letter of Credit
NM	— New Money
PIK	— Payment in Kind
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Syn LOC	— Synthetic Letter of Credit
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d)	Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at November 30, 2009 was $2,236,507, which represented 0.56% of the Fund’s Net Assets.

(e)	This floating rate interest will settle after November 30, 2009, at which time the interest rate will be determined.

(f)	All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(g)	Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(h)	Non-income producing security.

(i)	Acquired as part of a bankruptcy restructuring.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2009 represented 0.19% of the Fund’s Net Assets.

(k)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.

AIM Floating Rate Fund
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM Floating Rate Fund
A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
     The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

AIM Floating Rate Fund
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,195,409	$—	$772,912	$8,968,321
Corporate Debt Securities	—	387,263,498	—	387,263,498

Total Investments	$8,195,409	$387,263,498	$772,912	$396,231,819

NOTE 3 — Unfunded Loan Commitments
As of November 30, 2009, the Fund had unfunded loan commitments of $3,530,369, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Unfunded Commitments

Greektown Casino LLC	Term Loan	$273,835
Ion Media Networks, Inc.	Term Loan	124,027
LyondellBasell Industries	Term Loan	226,598
New Vision Television	Term Loan	89,615
Nuance Communications, Inc.	Revolver Loan	109,919
Pinnacle Foods Group, Inc. (Aurora Foods)	Revolver Loan	725,000
Smurfit-Stone Container Corp.	Term Loan	1,026,375
Tribune Company	Revolver Loan	955,000

		$3,530,369

AIM Floating Rate Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2009 was $81,126,034 and $77,096,125, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,100,127
Aggregate unrealized (depreciation) of investment securities	(33,664,142)

Net unrealized appreciation (depreciation) of investment securities	$(19,564,015)

Cost of investments for tax purposes is $415,795,834.

AIM Multi-Sector Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	I-MSE-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Multi-Sector Fund
Schedule of Investments(a)
November 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.71%

Advertising—1.12%
Omnicom Group Inc.	113,813	$4,179,213

Apparel Retail—1.38%
American Eagle Outfitters, Inc.	123,430	1,898,353
TJX Cos., Inc. (The)	84,994	3,262,070

		5,160,423

Apparel, Accessories & Luxury Goods—1.03%
Polo Ralph Lauren Corp.	50,148	3,853,874

Application Software—0.11%
Shanda Games Ltd. — ADR (Cayman Islands)(b)(c)	41,677	426,772

Asset Management & Custody Banks—1.55%
Federated Investors, Inc. —Class B	106,000	2,732,680
State Street Corp.	74,262	3,067,021

		5,799,701

Biotechnology—6.82%
Amgen Inc. (c)	108,966	6,140,234
BioMarin Pharmaceutical Inc. (c)	144,216	2,381,006
Celgene Corp. (c)	88,646	4,915,421
Genzyme Corp. (c)	68,530	3,474,471
Gilead Sciences, Inc. (c)	115,477	5,317,716
United Therapeutics Corp. (c)	71,314	3,251,205

		25,480,053

Brewers—2.10%
Anheuser-Busch InBev N.V. (Belgium)	79,981	4,011,310
Heineken N.V. (Netherlands)	81,731	3,842,971

		7,854,281

Casinos & Gaming—1.87%
International Game Technology	215,731	4,075,159
Penn National Gaming, Inc. (c)	108,250	2,900,017

		6,975,176

Communications Equipment—2.41%
Cisco Systems, Inc. (c)	159,621	3,735,132
QUALCOMM Inc.	75,706	3,406,770
Research In Motion Ltd. (Canada)(c)	32,360	1,873,320

		9,015,222

Computer Hardware—3.90%
Apple Inc. (c)	42,239	8,443,998
Hewlett-Packard Co.	125,109	6,137,848

		14,581,846

	Shares	Value

Computer Storage & Peripherals—1.47%
EMC Corp. (c)	238,592	$4,015,504
Western Digital Corp. (c)	39,986	1,473,084

		5,488,588

Consumer Finance—3.27%
American Express Co.	153,310	6,412,957
Capital One Financial Corp.	151,635	5,816,719

		12,229,676

Data Processing & Outsourced Services—2.27%
Alliance Data Systems Corp. (b)(c)	92,635	5,649,809
MasterCard, Inc. -Class A	7,605	1,831,740
Western Union Co. (The)	54,094	998,034

		8,479,583

Department Stores—2.09%
Kohl’s Corp. (c)	78,785	4,186,635
Nordstrom, Inc.	108,583	3,632,101

		7,818,736

Diversified Capital Markets—1.08%
UBS AG (Switzerland)(c)	256,312	4,021,535

Drug Retail—0.94%
CVS Caremark Corp.	113,611	3,523,077

Electronic Components—0.64%
Corning Inc.	142,404	2,375,299

Electronic Manufacturing Services—0.82%
Flextronics International Ltd. (Singapore)(c)	430,969	3,046,951

General Merchandise Stores—1.08%
Target Corp.	86,794	4,041,129

Health Care Equipment—1.73%
Medtronic, Inc.	121,774	5,168,089
St. Jude Medical, Inc. (c)	35,138	1,289,916

		6,458,005

Health Care Facilities—0.72%
Rhoen-Klinikum AG (Germany)	109,640	2,700,226

Health Care Services—3.27%
DaVita, Inc. (c)	112,576	6,669,002
Express Scripts, Inc. (c)	64,706	5,551,775

		12,220,777

Home Entertainment Software—0.27%
Nintendo Co., Ltd. (Japan)	4,100	1,003,461

See accompanying notes which are an integral part of this schedule.

AIM Multi-Sector Fund

	Shares	Value

Hotels, Resorts & Cruise Lines—1.18%
Marriott International, Inc. —Class A	171,428	$4,409,117

Insurance Brokers—0.93%
Marsh & McLennan Cos., Inc.	154,385	3,481,382

Integrated Oil & Gas—5.69%
BP PLC —ADR (United Kingdom)	49,000	2,801,820
Exxon Mobil Corp.	51,000	3,828,570
Occidental Petroleum Corp.	76,000	6,140,040
Petroleo Brasileiro S.A. —ADR (Brazil)	76,000	3,897,280
Total S.A. —ADR (France)	74,000	4,602,060

		21,269,770

Internet Software & Services—3.20%
AOL Inc. (c)	—	11
Google Inc. —Class A (c)	20,529	11,968,407

		11,968,418

Investment Banking & Brokerage—0.93%
Morgan Stanley	109,931	3,471,621

Life & Health Insurance—0.48%
StanCorp Financial Group, Inc.	48,465	1,798,536

Life Sciences Tools & Services—3.60%
Life Technologies Corp. (c)	78,711	3,918,234
Pharmaceutical Product Development, Inc.	168,719	3,617,335
Thermo Fisher Scientific, Inc. (c)	125,288	5,917,352

		13,452,921

Managed Health Care—1.77%
UnitedHealth Group Inc.	230,888	6,619,559

Movies & Entertainment—2.58%
Time Warner Inc. (c)	117,331	3,349,800
Walt Disney Co. (The)	208,085	6,288,329

		9,638,129

Oil & Gas Drilling—2.64%
ENSCO International Inc.	76,000	3,344,000
Noble Corp.	75,000	3,098,250
Transocean Ltd. (c)	40,000	3,415,600

		9,857,850

Oil & Gas Equipment & Services—4.13%
Halliburton Co.	163,000	4,785,680
National-Oilwell Varco Inc.	88,000	3,785,760
Oceaneering International, Inc. (c)	52,000	2,840,760
Weatherford International Ltd. (c)	240,000	4,008,000

		15,420,200

Oil & Gas Exploration & Production—7.26%
Apache Corp.	55,000	5,240,400
Chesapeake Energy Corp.	85,000	2,033,200
Continental Resources, Inc. (b)(c)	101,000	3,802,650
Devon Energy Corp.	39,000	2,626,650
EOG Resources, Inc.	42,000	3,632,580

Range Resources Corp.	100,000	4,713,000

	Shares	Value

Oil & Gas Exploration & Production—(continued)
Southwestern Energy Co. (c)	116,000	$5,099,360

		27,147,840

Other Diversified Financial Services—3.70%
Bank of America Corp.	318,704	5,051,458
Citigroup Inc.	766,848	3,151,745
JPMorgan Chase & Co.	132,840	5,644,372

		13,847,575

Pharmaceuticals—2.45%
Novartis AG —ADR (Switzerland)	67,292	3,741,435
Roche Holding AG (Switzerland)	33,093	5,411,341

		9,152,776

Property & Casualty Insurance—1.50%
XL Capital Ltd. —Class A	305,664	5,596,708

Regional Banks—2.79%
Fifth Third Bancorp	460,109	4,637,899
SunTrust Banks, Inc.	124,001	2,930,143
Zions Bancorp. (b)	217,951	2,866,056

		10,434,098

Restaurants—1.45%
Darden Restaurants, Inc.	117,420	3,690,511
McDonald’s Corp.	27,138	1,716,478

		5,406,989

Semiconductor Equipment—1.35%
ASML Holding N.V. —New York Shares (Netherlands)	96,430	2,988,366
Cymer, Inc. (c)	61,343	2,051,310

		5,039,676

Semiconductors—2.48%
Avago Technologies Ltd. (Singapore)(c)	113,315	1,797,176
Intel Corp.	277,133	5,320,954
Taiwan Semiconductor Manufacturing Co. Ltd. —ADR (Taiwan)	205,498	2,135,124

		9,253,254

Soft Drinks—1.03%
PepsiCo, Inc.	61,624	3,834,245

Specialized Consumer Services—0.61%
H&R Block, Inc.	113,224	2,298,447

Specialized Finance—0.81%
Moody’s Corp. (b)	131,017	3,043,525

Specialty Stores—0.93%
PetSmart, Inc.	135,109	3,477,706

Systems Software—2.60%
Ariba Inc. (c)	225,514	2,444,572
Microsoft Corp.	161,001	4,735,039
Oracle Corp.	114,161	2,520,675

		9,700,286

See accompanying notes which are an integral part of this schedule.

AIM Multi-Sector Fund

	Shares	Value

Technology Distributors—0.68%
Anixter International Inc. (c)	58,919	$2,546,479
Total Common Stocks & Other Equity Interests (Cost $380,200,601)		368,900,711

Money Market Funds—1.15%
Liquid Assets Portfolio—Institutional Class (d)	2,143,758	2,143,758
Premier Portfolio-Institutional Class (d)	2,143,759	2,143,759
Total Money Market Funds (Cost $4,287,517)		4,287,517

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.86% (Cost $384,488,118)		373,188,228

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.66%

Liquid Assets Portfolio —Institutional Class (Cost $9,939,970)(d)(e)	9,939,970	9,939,970
TOTAL INVESTMENTS—102.52% (Cost $394,428,088)		383,128,198

OTHER ASSETS LESS LIABILITIES—(2.52)%		(9,407,789)

NET ASSETS—100.00%		$373,720,409

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2009.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Multi-Sector Fund
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
      Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

AIM Multi-Sector Fund
A.	Security Valuations — (continued)
      Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

AIM Multi-Sector Fund
E.	Foreign Currency Translations — (continued) gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$375,413,200	$7,714,998	$—	$383,128,198

AIM Multi-Sector Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November, 30, 2009 was $38,704,440 and $64,295,088, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$57,246,284
Aggregate unrealized (depreciation) of investment securities	(69,398,244)

Net unrealized appreciation (depreciation) of investment securities	$(12,151,960)

Cost of investments for tax purposes is $395,280,158.

AIM Select Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	SREI-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Select Real Estate Income Fund
Schedule of Investments (a)
November 30, 2009
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—52.14%

Apartments—7.86%
Camden Property Trust	79,750	$3,090,312
Essex Property Trust, Inc.	75,300	6,005,175
Mid-America Apartment Communities, Inc.	87,600	4,074,276

		13,169,763

Diversified—5.33%
Cohen & Steers Advantage Income Realty Fund, Inc.	90,500	511,325
Cohen & Steers Premium Income Realty Fund, Inc.	59,600	302,768
Cohen & Steers Quality Income Realty Fund, Inc.	48,200	265,100
Neuberger Berman Real Estate Securities Income Fund Inc.	21,978	61,538
Vornado Realty Trust	72,223	4,727,718
Washington REIT	117,191	3,058,685

		8,927,134

Freestanding—2.79%
National Retail Properties Inc.	173,000	3,466,920
Realty Income Corp.	47,400	1,198,746

		4,665,666

Healthcare—12.21%
HCP, Inc.	33,900	1,061,070
Health Care REIT, Inc.	86,773	3,865,737
LTC Properties, Inc.	30,950	795,725
OMEGA Healthcare Investors, Inc.	119,000	2,152,710
Senior Housing Properties Trust	320,150	6,649,515
Ventas, Inc.	138,200	5,932,926

		20,457,683

Industrial—3.13%
DCT Industrial Trust Inc.	373,400	1,773,650
EastGroup Properties, Inc.	45,300	1,717,776
ProLogis	133,950	1,752,066

		5,243,492

Industrial/Office: Mixed—3.38%
Liberty Property Trust	191,200	5,667,168

Office—3.89%
Corporate Office Properties Trust	23,850	815,432
Highwoods Properties, Inc.	8,000	244,880
Kilroy Realty Corp.	54,900	1,654,137
Mack-Cali Realty Corp.	124,000	3,805,560

		6,520,009

	Shares	Value

Regional Malls—7.18%
Macerich Co. (The)	57,393	$1,708,016
Simon Property Group, Inc.	141,975	10,315,903

		12,023,919

Self Storage Facilities—1.90%
Public Storage-Series A Dep. Shares	124,800	3,188,640

Shopping Centers—2.62%
Equity One, Inc.	45,700	738,055
Federal Realty Investment Trust	5,350	344,112
Inland Real Estate Corp.	196,450	1,542,132
Regency Centers Corp.	32,750	1,096,143
Tanger Factory Outlet Centers, Inc.	17,100	671,175

		4,391,617

Specialty Properties—1.85%
Digital Realty Trust, Inc.	42,500	2,068,050
Government Properties Income Trust	41,150	1,027,516

		3,095,566

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $71,494,899)		87,350,657

Preferred Stocks—23.53%

Apartments—1.65%
Mid-America Apartment Communities, Inc. -Series H, 8.30% Pfd.	111,300	2,765,805

Diversified—2.69%
Vornado Realty Trust, Series E, 7.00% Pfd.	82,900	1,866,079
Series I, 6.63% Pfd.	124,100	2,643,330

		4,509,409

Freestanding—1.48%
National Retail Properties Inc. -Series C, 7.38% Pfd.	106,950	2,483,379

Healthcare—2.05%
Health Care REIT, Inc. -Series F, 7.63% Pfd.	39,000	939,510
Omega Healthcare Investors, Inc. -Series D, 8.38% Pfd.	101,900	2,500,626

		3,440,136

Industrial—0.03%
ProLogis -Series C, 8.54% Pfd.	950	44,888

See accompanying notes which are an integral part of this schedule.

AIM Select Real Estate Income Fund

	Shares	Value

Industrial/Office: Mixed—3.49%
PS Business Parks, Inc., Series K, 7.95% Pfd.	20,900	$490,105
Series L, 7.60% Pfd.	33,600	765,744
Series M, 7.20% Pfd.	109,400	2,318,186
Series O, 7.38% Pfd.	104,900	2,271,085

		5,845,120

Lodging-Resorts—0.61%
Eagle Hospitality Properties Trust Inc. - Series A, 8.25% Pfd.	195,800	43,076
LaSalle Hotel Properties, Series D, 7.50% Pfd.	16,273	323,019
Series G, 7.25% Pfd.	32,882	647,775

		1,013,870

Office—4.00%
Corporate Office Properties Trust -Series J, 7.63% Pfd.	76,670	1,761,877
Kilroy Realty Corp., Series E, 7.80% Pfd.	24,395	546,448
Series F, 7.50% Pfd.	115,100	2,457,385
SL Green Realty Corp., Series C, 7.63% Pfd.	48,800	1,017,480
Series D, 7.88% Pfd.	42,900	923,208

		6,706,398

Regional Malls—1.32%
Realty Income Corp. -Series E, 6.75% Pfd.	93,292	2,201,691

Self Storage Facilities—3.35%
Public Storage, Series I, 7.25% Pfd.	93,400	2,316,320
Series L, 6.75% Pfd.	61,900	1,421,843
Series M, 6.63% Pfd.	82,700	1,877,290

		5,615,453

Shopping Centers—0.06%
Tanger Factory Outlet Centers — Series C, 7.50% Pfd.	4,000	95,000

Specialty Properties—2.80%
Digital Realty Trust, Inc., Series A, 8.50% Pfd.	119,600	2,991,196
Series B, 7.88% Pfd.	71,100	1,703,556

		4,694,752

Total Preferred Stocks (Cost $43,000,920)		39,415,901

	Principal
	Amount	Value

Asset-Backed Securities—16.31%
Banc of America Commercial Mortgage Inc.-Series 2001-PB1, Class E, Pass Through Ctfs., 6.23%, 05/11/35	$2,000,000	$2,061,312
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	720,000	706,460
Series 2005-PWR8, Class A2, Pass Through Ctfs., 4.48%, 06/11/41	171,000	171,350
Series 2005-T18, Class A3, Variable Rate Pass Through Ctfs., 4.77%, 02/13/42(b)	175,000	175,917
Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(b)	350,000	279,841
Series 2006-PW11, Class A2, Variable Rate Pass Through Ctfs., 5.41%, 03/11/39(b)	450,000	454,432
Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 04/12/38(b)	200,000	201,980
Series 2006-T24, Class A2, Pass Through Ctfs., 5.48%, 10/12/41	1,500,000	1,520,323
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(b)(c)	25,000	15,205
Series 2005-TFLA, Class J, Floating Rate Pass Through Ctfs., 1.19%, 02/15/20(b)(c)	145,000	142,650
DLJ Commercial Mortgage Corp.- Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.23%, 06/10/31(b)(c)	340,000	347,649
Greenwich Capital Commercial Funding Corp.- Series 2005-GG3, Class AJ, Variable Rate Pass Through Ctfs., 4.86%, 08/10/42(b)	400,000	313,948
GS Mortgage Securities Corp. II, Series 2001-LIBA, Class C, Pass Through Ctfs., 6.73%, 02/14/16 (Acquired 05/08/09; Cost $673,682)(c)	627,000	668,094
Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	1,600,000	1,599,759
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3, Variable Rate Pass Through Ctfs., 5.21%, 12/15/44	455,000	462,379
Series 2005-LDP5, Class AJ, Variable Rate Pass Through Ctfs., 5.30%, 12/15/44(b)	2,000,000	1,591,043
See accompanying notes which are an integral part of this schedule.

AIM Select Real Estate Income Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36	$96,000	$98,310
Series 2005-C1, Class A2, Pass Through Ctfs., 4.31%, 02/15/30	389,387	389,904
Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	920,000	924,005
Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	1,680,000	1,692,855
Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	1,830,000	1,840,557
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	1,895,000	1,889,944
Merrill Lynch Mortgage Trust- Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(b)	25,000	25,101
Morgan Stanley Capital I, Series 2005-HQ5, Class A2, Pass Through Ctfs., 4.81%, 01/14/42	66,609	66,638
Series 2005-HQ5, Class A4, Pass Through Ctfs., 5.17%, 01/14/42	1,223,000	1,241,407
Series 2005-HQ7, Class A2, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(b)	700,000	725,920
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(b)	120,000	96,785
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	1,515,000	1,510,620
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.77%, 10/15/42(b)	270,000	114,534
Park Square Mortgage Trust- Series 2000-CB50, Class B1, Pass Through Ctfs., 7.57%, 11/05/33(c)	500,000	525,000
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	180,000	168,196
Series 2005-C19, Class A3, Pass Through Ctfs., 4.57%, 05/15/44	1,500,000	1,500,053
Series 2005-C19, Class A4, Pass Through Ctfs., 4.61%, 05/15/44	240,000	242,061
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	1,900,000	1,886,455

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(b)	$1,397,000	$1,422,916
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(b)	275,000	250,410

Total Asset-Backed Securities (Cost $26,609,215)		27,324,013

Bonds & Notes—4.33%

Healthcare—0.68%
HCP Inc., Sr. Unsec. Notes, 6.45%, 06/25/12	120,000	126,161
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.50%, 07/15/11	330,000	345,813
Sr. Unsec. Unsub. Notes, 6.25%, 02/01/13	650,000	677,826

		1,149,800

Industrial/Office: Mixed—0.93%
Liberty Property, L.P., Sr. Unsec. Unsub. Global Notes, 6.63%, 10/01/17	750,000	760,607
Sr. Unsec. Unsub. Notes, 7.25%, 03/15/11	300,000	314,304
5.65%, 08/15/14	485,000	485,021

		1,559,932

Office—2.17%
Boston Properties L.P., Sr. Unsec. Unsub. Notes, 5.88%, 10/15/19	1,500,000	1,541,973
Brandywine Operating Partnership L.P., Sr. Unsec. Gtd. Unsub. Notes, 7.50%, 05/15/15	600,000	617,777
Mack-Cali Realty L.P., Sr. Unsec. Notes, 5.05%, 04/15/10	78,000	78,375
7.75%, 08/15/19	1,300,000	1,392,161

		3,630,286

Self Storage—0.10%
Shurgard Storage Centers LLC, Sr. Unsec. Notes, 7.75%, 02/22/11	154,000	162,089

Shopping Centers—0.45%
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13	244,000	249,166
Sr. Unsec. Unsub. Notes, 6.00%, 07/15/12	497,000	507,804

		756,970

Total Bonds & Notes (Cost $6,701,639)		7,259,077

See accompanying notes which are an integral part of this schedule.

AIM Select Real Estate Income Fund

	Shares	Value

Money Market Funds—4.05%
Liquid Assets Portfolio-Institutional Class (d)	3,395,445	$3,395,445
Premier Portfolio-Institutional Class (d)	3,395,445	3,395,445

Total Money Market Funds (Cost $6,790,890)		6,790,890

TOTAL INVESTMENTS—100.36% (Cost $154,597,563)		168,140,538
OTHER ASSETS LESS LIABILITIES—(0.36)%		(603,592)

NET ASSETS—100.00%		$167,536,946

Investment Abbreviations:

Ctfs.	— Certificates
Dep.	— Depositary
Gtd.	— Guaranteed
Pfd.	— Preferred
REIT	— Real Estate Investment Trust
Sr.	— Senior
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2009.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2009 was $1,698,598, which represented 1.01% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.

AIM Select Real Estate Income Fund
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Select Real Estate Income Fund
A.	Security Valuations — (continued)
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

AIM Select Real Estate Income Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$133,557,448	$—	$—	$133,557,448
Corporate Debt Securities	—	7,259,077	—	7,259,077
Asset Backed Securities	—	27,324,013	—	27,324,013

Total Investments	$133,557,448	$34,583,090	$—	$168,140,538

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2009 was $55,534,580 and $28,396,348 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,071,880
Aggregate unrealized (depreciation) of investment securities	(5,421,131)

Net unrealized appreciation of investment securities	$10,650,749

Cost of investments for tax purposes is $157,489,789.

AIM Structured Core Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	SCOR-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Structured Core Fund
Schedule of Investments(a)
November 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.57%

Aerospace & Defense—1.42%
United Technologies Corp.	24,300	$1,633,932

Agricultural Products—1.67%
Archer-Daniels-Midland Co.	62,100	1,913,301

Apparel Retail—2.44%
Gap, Inc. (The)	103,800	2,223,396
Ross Stores, Inc.	13,100	576,138

		2,799,534

Apparel, Accessories & Luxury Goods—0.22%
Jones Apparel Group, Inc.	14,700	249,165

Automobile Manufacturers—2.02%
Ford Motor Co. (b)	260,900	2,319,401

Automotive Retail—0.60%
AutoNation, Inc. (b)	38,800	684,820

Biotechnology—2.49%
Amgen Inc. (b)	42,800	2,411,780
Biogen Idec Inc. (b)	9,500	445,930

		2,857,710

Cable & Satellite—0.36%
Comcast Corp. -Class A	27,900	409,293

Coal & Consumable Fuels—0.00%
Patriot Coal Corp. (b)	1	10

Communications Equipment—0.13%
Harris Stratex Networks, Inc. — Class A (b)	23,900	150,092

Computer Hardware—6.86%
Apple Inc. (b)	18,550	3,708,330
International Business Machines Corp.	33,000	4,169,550

		7,877,880

Computer Storage & Peripherals—4.70%
EMC Corp. (b)	71,300	1,199,979
SanDisk Corp. (b)	82,000	1,617,040
Seagate Technology	49,800	753,474
Western Digital Corp. (b)	49,500	1,823,580

		5,394,073

Construction, Farm Machinery & Heavy Trucks—1.15%
Navistar International Corp. (b)	6,000	198,060

	Shares	Value

Construction, Farm Machinery & Heavy Trucks—(continued)
Oshkosh Corp.	28,300	$1,124,359

		1,322,419

Consumer Finance—0.63%
American Express Co.	17,200	719,476

Data Processing & Outsourced Services—0.29%
Broadridge Financial Solutions Inc.	15,300	336,294

Department Stores—1.85%
Kohl’s Corp. (b)	4,500	239,130
Macy’s, Inc.	102,000	1,663,620
Nordstrom, Inc.	6,700	224,115

		2,126,865

Diversified Metals & Mining—1.93%
Freeport-McMoRan Copper & Gold Inc.	26,700	2,210,760

Education Services—0.93%
Apollo Group, Inc. -Class A (b)	18,600	1,061,502

Electronic Manufacturing Services—0.72%
Flextronics International Ltd. (Singapore)(b)	117,000	827,190

Health Care Facilities—0.09%
Tenet Healthcare Corp. (b)	22,900	104,195

Health Care Services—0.08%
Omnicare, Inc.	4,100	95,038

Home Improvement Retail—2.02%
Home Depot, Inc. (The)	84,800	2,320,128

Homebuilding—2.57%
D.R. Horton, Inc.	162,000	1,665,360
KB Home	29,500	399,725
Lennar Corp. -Class A	36,900	467,523
NVR, Inc. (b)	620	417,353

		2,949,961

Household Products—2.64%
Procter & Gamble Co. (The)	48,500	3,023,975

Hypermarkets & Super Centers—2.93%
Wal-Mart Stores, Inc.	61,600	3,360,280

Independent Power Producers & Energy Traders—0.72%
Mirant Corp. (b)	58,100	827,344

See accompanying notes which are an integral part of this schedule.

AIM Structured Core Fund

	Shares	Value

Industrial Conglomerates—0.63%
3M Co.	5,800	$449,152
General Electric Co.	17,300	277,146

		726,298

Industrial Machinery—0.69%
Illinois Tool Works Inc.	8,100	393,984
Ingersoll-Rand PLC (Ireland)	11,200	396,144

		790,128

Integrated Oil & Gas—11.02%
Chevron Corp.	40,900	3,191,836
Exxon Mobil Corp.	86,500	6,493,555
Occidental Petroleum Corp.	36,600	2,956,914

		12,642,305

Integrated Telecommunication Services—5.57%
AT&T Inc.	135,700	3,655,758
Qwest Communications International Inc.	16,600	60,590
Verizon Communications Inc.	85,100	2,677,246

		6,393,594

Internet Software & Services—1.26%
eBay Inc. (b)	59,300	1,451,071

Investment Banking & Brokerage—3.00%
Goldman Sachs Group, Inc. (The)	16,100	2,731,526
Morgan Stanley	22,500	710,550

		3,442,076

Life & Health Insurance—2.13%
Aflac, Inc.	29,600	1,362,488
Prudential Financial, Inc.	21,800	1,086,730

		2,449,218

Managed Health Care—2.07%
Coventry Health Care, Inc. (b)	4,700	105,985
UnitedHealth Group Inc.	79,200	2,270,664

		2,376,649

Mortgage REIT’s—0.27%
Annaly Capital Management Inc.	16,800	309,288

Movies & Entertainment—1.20%
Time Warner Inc.	44,800	1,376,256

Oil & Gas Exploration & Production—0.65%
Canadian Natural Resources Ltd. (Canada)	4,100	275,274
EnCana Corp. (Canada)	8,700	468,756

		744,030

Other Diversified Financial Services—0.23%
JPMorgan Chase & Co.	6,300	267,687

	Shares	Value

Paper Products—1.07%
International Paper Co.	43,800	$1,114,710
MeadWestvaco Corp.	4,300	117,691

		1,232,401

Pharmaceuticals—7.37%
Eli Lilly and Co.	59,100	2,170,743
Forest Laboratories, Inc. (b)	37,400	1,146,684
Johnson & Johnson	34,100	2,142,844
Merck & Co., Inc.	35,600	1,289,076
Pfizer Inc.	94,300	1,713,431

		8,462,778

Property & Casualty Insurance—4.87%
ACE Ltd. (Switzerland)(b)	10,100	491,971
Chubb Corp. (The)	13,900	696,946
Travelers Cos., Inc. (The)	49,500	2,593,305
XL Capital Ltd. -Class A	98,900	1,810,859

		5,593,081

Publishing—0.66%
Gannett Co., Inc.	76,300	754,607

Semiconductors—4.10%
Marvell Technology Group Ltd. (b)	52,100	803,382
Micron Technology, Inc. (b)	234,700	1,764,944
Texas Instruments Inc.	84,500	2,137,005

		4,705,331

Specialized REIT’s—1.16%
Public Storage	16,700	1,328,986

Steel—0.23%
Reliance Steel & Aluminum Co.	6,500	265,720

Systems Software—5.74%
Microsoft Corp.	166,500	4,896,765
Symantec Corp. (b)	95,400	1,693,350

		6,590,115

Tobacco—1.12%
Philip Morris International Inc.	26,600	1,279,194

Wireless Telecommunication Services—1.07%
Sprint Nextel Corp. (b)	332,400	1,233,204

Total Common Stocks & Other Equity Interests
(Cost $101,174,361)		111,988,655

Principal
Amount

U.S. Treasury Bills—0.70%
0.12%, 12/17/09 (Cost $799,958)(c)(d)	$800,000	799,958

See accompanying notes which are an integral part of this schedule.

AIM Structured Core Fund

	Shares	Value

Money Market Funds—1.75%
Liquid Assets Portfolio-Institutional Class (e)	1,003,263	$1,003,263
Premier Portfolio-Institutional Class (e)	1,003,263	1,003,263

Total Money Market Funds (Cost $2,006,526)		2,006,526

TOTAL INVESTMENTS—100.02% (Cost $103,980,845)		114,795,139
OTHER ASSETS LESS LIABILITIES—(0.02)%		(22,513)

NET ASSETS—100.00%		$114,772,626

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.

AIM Structured Core Fund
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Structured Core Fund
A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

AIM Structured Core Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$113,995,181	$—	$—	$113,995,181
U.S. Treasury Securities	—	799,958	—	799,958

				$114,795,139

Other Investments*	148,393	—	—	148,393

Total Investments	$114,143,574	$799,958	$—	$114,943,532

*	Other Investments include futures, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

Chicago Mercantile Exchange S&P 500 Index	10	December-09/Long	$2,737,000	$148,393

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2009 was $23,830,490 and $26,435,983, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,633,058

Aggregate unrealized (depreciation) of investment securities	(4,614,954)

Net unrealized appreciation of investment securities	$9,018,104

Cost of investments for tax purposes is $105,777,035.

AIM Structured Growth Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	SGRO-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Structured Growth Fund
Schedule of Investments(a)
November 30, 2009
(Unaudited)

	Shares	Value

Common Stocks—98.59%

Aerospace & Defense—3.48%
United Technologies Corp.	45,500	$3,059,420

Agricultural Products—1.01%
Archer-Daniels-Midland Co.	28,700	884,247

Air Freight & Logistics—0.75%
United Parcel Service, Inc. -Class B	11,400	655,158

Apparel Retail—5.80%
Aeropostale, Inc. (b)	61,400	1,934,100
Gap, Inc. (The)	137,900	2,953,818
Ross Stores, Inc.	4,700	206,706

		5,094,624

Automobile Manufacturers—0.76%
Ford Motor Co. (b)	75,100	667,639

Automotive Retail—1.77%
AutoNation, Inc. (b)	88,200	1,556,730

Biotechnology—4.06%
Amgen Inc. (b)	54,400	3,065,440
Biogen Idec Inc. (b)	7,800	366,132
PDL BioPharma Inc.	21,300	138,450

		3,570,022

Communications Equipment—1.26%
3Com Corp. (b)	119,900	883,663
F5 Networks, Inc. (b)	1,700	79,951
InterDigital, Inc. (b)	6,100	145,119

		1,108,733

Computer & Electronics Retail—0.33%
Rent-A-Center, Inc. (b)	16,400	290,116

Computer Hardware—10.21%
Apple Inc. (b)	19,600	3,918,236
International Business Machines Corp.	40,000	5,054,000

		8,972,236

Computer Storage & Peripherals—4.95%
EMC Corp. (b)	14,200	238,986
SanDisk Corp. (b)	41,600	820,352
Seagate Technology	56,900	860,897
Western Digital Corp. (b)	66,000	2,431,440

		4,351,675

Construction, Farm Machinery & Heavy Trucks—0.80%
Oshkosh Corp.	17,800	707,194

	Shares	Value

Consumer Electronics—1.80%
Garmin Ltd.	53,000	$1,583,640

Data Processing & Outsourced Services—0.21%
Broadridge Financial Solutions Inc.	8,200	180,236

Department Stores—0.56%
Macy’s, Inc.	30,300	494,193

Diversified Metals & Mining—2.22%
Freeport-McMoRan Copper & Gold Inc.	23,600	1,954,080

Education Services—2.54%
Apollo Group, Inc. -Class A (b)	36,400	2,077,348
Career Education Corp. (b)	2,100	54,663
ITT Educational Services, Inc. (b)	1,100	100,078

		2,232,089

Health Care Facilities—0.55%
Health Management Associates, Inc. -Class A (b)	78,500	481,205

Home Improvement Retail—2.74%
Home Depot, Inc. (The)	88,100	2,410,416

Homebuilding—1.22%
D.R. Horton, Inc.	74,700	767,916
Ryland Group, Inc. (The)	16,700	305,777

		1,073,693

Household Products—1.98%
Procter & Gamble Co. (The)	27,900	1,739,565

Housewares & Specialties—0.12%
American Greetings Corp. -Class A	5,000	103,500

Hypermarkets & Super Centers—4.92%
Wal-Mart Stores, Inc.	79,200	4,320,360

Independent Power Producers & Energy Traders—1.65%
Mirant Corp. (b)	101,900	1,451,056

Industrial Conglomerates—1.49%
3M Co.	16,300	1,262,272
General Electric Co.	2,900	46,458

		1,308,730

Integrated Oil & Gas—4.90%
Exxon Mobil Corp.	52,900	3,971,203
Occidental Petroleum Corp.	4,100	331,239

		4,302,442

Integrated Telecommunication Services—0.65%
AT&T Inc.	21,100	568,434

See accompanying notes which are an integral part of this schedule.

AIM Structured Growth Fund

	Shares	Value

Internet Software & Services—2.37%
eBay Inc. (b)	85,100	$2,082,397

Investment Banking & Brokerage—2.67%
Goldman Sachs Group, Inc. (The)	13,850	2,349,791

Managed Health Care—2.91%
UnitedHealth Group Inc.	89,300	2,560,231

Movies & Entertainment—0.57%
Time Warner Inc.	16,300	500,736

Paper Packaging—0.66%
Temple-Inland Inc.	32,200	579,278

Paper Products—0.41%
International Paper Co.	14,200	361,390

Pharmaceuticals—9.65%
Eli Lilly and Co.	62,100	2,280,933
Forest Laboratories, Inc. (b)	49,500	1,517,670
Johnson & Johnson	42,600	2,676,984
Merck & Co., Inc.	19,721	714,097
Valeant Pharmaceuticals International (b)	39,400	1,287,986

		8,477,670

Restaurants—0.09%
Brinker International, Inc.	6,000	82,800

Semiconductor Equipment—0.25%
Amkor Technology, Inc. (b)	39,200	217,560

Semiconductors—8.25%
Marvell Technology Group Ltd. (b)	148,600	2,291,412
Micron Technology, Inc. (b)	263,700	1,983,024
Texas Instruments Inc.	117,600	2,974,104

		7,248,540

Steel—0.39%
Reliance Steel & Aluminum Co.	8,400	343,392

Systems Software—7.00%
Microsoft Corp.	141,200	4,152,692
Symantec Corp. (b)	112,500	1,996,875

		6,149,567

Tobacco—0.64%
Philip Morris International Inc.	11,700	562,653

Total Common Stocks (Cost $76,751,541)		86,637,438

	Principal
	Amount	Value

U.S. Treasury Bills—0.34%
0.09%, 12/17/09 (Cost $299,988), (c)(d)	$300,000	299,988

	Shares	Value

Money Market Funds—0.99%
Liquid Assets Portfolio-Institutional Class (e)	435,911	$435,911
Premier Portfolio-Institutional Class (e)	435,911	435,911

Total Money Market Funds (Cost $871,822)		871,822

TOTAL INVESTMENTS—99.92% (Cost $77,923,351)		87,809,248
OTHER ASSETS LESS LIABILITIES—0.08%		66,188

NET ASSETS—100.00%		$87,875,436

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.

AIM Structured Growth Fund
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

AIM Structured Growth Fund
A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

AIM Structured Growth Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (p 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$87,509,260	$—	$—	$87,509,260
U.S. Treasury Securities	—	299,988	—	299,988

				$87,809,248

Other Investments*	29,691	—	—	29,691

Total Investments	$87,538,951	$299,988	$—	$87,838,939

*	Other Investments include futures, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

Chicago Mercantile Exchange E-mini S&P 500 Index	18	December-09/Long	$985,320	$29,691

AIM Structured Growth Fund
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2009 was $19,984,444 and $22,911,503, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,878,884
Aggregate unrealized (depreciation) of investment securities	(1,660,215)

Net unrealized appreciation of investment securities	$8,218,669

Cost of investments for tax purposes is $79,590,579.

AIM Structured Value Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2009

invescoaim.com	SVAL-QTR-1 11/09	Invesco Aim Advisors, Inc.

AIM Structured Value Fund
Schedule of Investments(a)
November 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.01%

Aerospace & Defense—1.57%
United Technologies Corp.	17,800	$1,196,872

Agricultural Products—1.01%
Archer-Daniels-Midland Co.	25,100	773,331

Apparel Retail—1.64%
Gap, Inc. (The)	51,900	1,111,698
J. Crew Group, Inc. (b)	3,200	136,928

		1,248,626

Apparel, Accessories & Luxury Goods—1.06%
Jones Apparel Group, Inc.	47,800	810,210

Asset Management & Custody Banks—0.61%
Bank of New York Mellon Corp.	17,400	463,536

Automobile Manufacturers—1.21%
Ford Motor Co. (b)	104,000	924,560

Automotive Retail—0.16%
AutoNation, Inc. (b)	6,700	118,255

Biotechnology—1.10%
Amgen Inc. (b)	11,300	636,755
PDL BioPharma Inc.	31,800	206,700

		843,455

Broadcasting—0.24%
CTC Media, Inc. (b)	10,400	145,080
Virgin Media Inc.	2,500	41,150

		186,230

Cable & Satellite—0.05%
DISH Network Corp. -Class A	2,000	41,420

Commercial Printing—0.14%
Deluxe Corp.	8,500	109,650

Communications Equipment—1.06%
3Com Corp. (b)	79,000	582,230
Harris Stratex Networks, Inc. — Class A (b)	16,300	102,364
InterDigital, Inc. (b)	5,400	128,466

		813,060

Computer & Electronics Retail—0.45%
RadioShack Corp.	3,100	58,466
Rent-A-Center, Inc. (b)	16,200	286,578

		345,044

	Shares	Value

Computer Hardware—0.38%
International Business Machines Corp.	2,300	$290,605

Computer Storage & Peripherals—1.79%
SanDisk Corp. (b)	10,600	209,032
Western Digital Corp. (b)	31,400	1,156,776

		1,365,808

Construction & Engineering—0.10%
Dycom Industries, Inc. (b)	10,000	77,900

Construction, Farm Machinery & Heavy Trucks—1.92%
Navistar International Corp. (b)	6,400	211,264
Oshkosh Corp.	31,500	1,251,495

		1,462,759

Consumer Finance—2.75%
American Express Co.	44,000	1,840,520
Capital One Financial Corp.	3,700	141,932
Discover Financial Services	7,800	120,588

		2,103,040

Data Processing & Outsourced Services—0.05%
Convergys Corp. (b)	3,300	36,894

Department Stores—1.47%
J.C. Penney Co., Inc.	10,200	293,148
Macy’s, Inc.	27,600	450,156
Sears Holdings Corp. (b)	5,300	376,035

		1,119,339

Diversified Banks—0.65%
Wells Fargo & Co.	17,600	493,504

Diversified Chemicals—0.49%
Ashland Inc.	10,400	373,672

Diversified Metals & Mining—1.21%
Freeport-McMoRan Copper & Gold Inc.	7,600	629,280
Southern Copper Corp. (Peru)	3,100	108,004
Walter Energy, Inc.	2,700	185,220

		922,504

Education Services—0.16%
Apollo Group, Inc. -Class A (b)	2,100	119,847

Electric Utilities—1.12%
Exelon Corp.	17,800	857,604

Electronic Manufacturing Services—0.15%
Jabil Circuit, Inc.	8,700	115,797

See accompanying notes which are an integral part of this schedule.

AIM Structured Value Fund

	Shares	Value

Health Care Equipment—0.24%
Hospira, Inc. (b)	1,600	$75,120
Kinetic Concepts, Inc. (b)	3,200	107,872

		182,992

Health Care Facilities—0.42%
Health Management Associates, Inc. -Class A (b)	26,200	160,606
Healthsouth Corp. (b)	9,200	161,368

		321,974

Health Care Services—0.09%
Omnicare, Inc.	2,900	67,222

Home Improvement Retail—1.73%
Home Depot, Inc. (The)	48,300	1,321,488

Homebuilding—1.97%
D.R. Horton, Inc.	79,300	815,204
M.D.C. Holdings, Inc.	4,900	145,481
NVR, Inc. (b)	480	323,112
Ryland Group, Inc. (The)	12,000	219,720

		1,503,517

Household Products—1.84%
Procter & Gamble Co. (The)	22,500	1,402,875

Housewares & Specialties—0.41%
American Greetings Corp. -Class A	9,600	198,720
Jarden Corp.	4,100	112,545

		311,265

Independent Power Producers & Energy Traders—1.33%
Mirant Corp. (b)	71,500	1,018,160

Industrial Conglomerates—3.52%
Carlisle Cos. Inc.	3,400	109,174
General Electric Co.	161,200	2,582,424

		2,691,598

Integrated Oil & Gas—16.97%
Chevron Corp.	43,300	3,379,132
ConocoPhillips	43,600	2,257,172
Exxon Mobil Corp.	69,900	5,247,393
Occidental Petroleum Corp.	25,700	2,076,303

		12,960,000

Integrated Telecommunication Services—7.20%
AT&T Inc.	128,900	3,472,566
Verizon Communications Inc.	64,500	2,029,170

		5,501,736

Investment Banking & Brokerage—3.43%
Goldman Sachs Group, Inc. (The)	13,100	2,222,546
Morgan Stanley	12,500	394,750

		2,617,296

	Shares	Value

IT Consulting & Other Services—0.06%
Acxiom Corp. (b)	4,100	$47,314

Life & Health Insurance—2.89%
Aflac, Inc.	21,100	971,233
Prudential Financial, Inc.	18,100	902,285
Unum Group	17,400	331,296

		2,204,814

Managed Health Care—2.55%
CIGNA Corp.	1,500	48,120
Humana Inc. (b)	4,200	174,342
UnitedHealth Group Inc.	56,300	1,614,121
WellPoint Inc. (b)	2,000	108,060

		1,944,643

Mortgage REIT’s—0.80%
Annaly Capital Management Inc.	29,400	541,254
MFA Financial, Inc.	9,400	71,158

		612,412

Movies & Entertainment—0.58%
Time Warner Inc.	14,500	445,440

Office Services & Supplies—0.05%
HNI Corp.	1,400	35,378

Oil & Gas Equipment & Services—0.06%
Oil States International, Inc. (b)	1,200	43,044

Other Diversified Financial Services—2.50%
Bank of America Corp.	47,600	754,460
JPMorgan Chase & Co.	27,100	1,151,479

		1,905,939

Paper Packaging—0.87%
Temple-Inland Inc.	36,800	662,032

Paper Products—1.85%
Domtar Corp. (b)	5,700	321,594
International Paper Co.	43,000	1,094,350

		1,415,944

Pharmaceuticals—7.09%
Eli Lilly and Co.	37,000	1,359,010
Forest Laboratories, Inc. (b)	12,600	386,316
King Pharmaceuticals, Inc. (b)	22,200	262,626
Merck & Co., Inc.	26,033	942,655
Pfizer Inc.	111,600	2,027,772
Valeant Pharmaceuticals International (b)	13,300	434,777

		5,413,156

Property & Casualty Insurance—7.38%
Allstate Corp. (The)	6,100	173,301
Axis Capital Holdings Ltd.	6,000	167,940
See accompanying notes which are an integral part of this schedule.

AIM Structured Value Fund

	Shares	Value

Property & Casualty Insurance—(continued)
Chubb Corp. (The)	30,200	$1,514,228
Progressive Corp. (The) (b)	25,900	434,343
Travelers Cos., Inc. (The)	35,900	1,880,801
XL Capital Ltd. -Class A	80,100	1,466,631

		5,637,244

Publishing—2.01%
Gannett Co., Inc.	117,300	1,160,097
McGraw-Hill Cos., Inc. (The)	10,700	320,572
Scholastic Corp.	2,200	55,462

		1,536,131

Reinsurance—0.69%
Arch Capital Group Ltd. (Bermuda)(b)	1,100	76,824
PartnerRe Ltd. (Bermuda)	1,600	123,264
RenaissanceRe Holdings Ltd.	6,100	325,008

		525,096

Restaurants—0.17%
Brinker International, Inc.	9,200	126,960

Semiconductor Equipment—0.28%
Amkor Technology, Inc. (b)	38,600	214,230

Semiconductors—1.34%
Micron Technology, Inc. (b)	96,000	721,920
Texas Instruments Inc.	12,000	303,480

		1,025,400

Soft Drinks—0.35%
Dr. Pepper Snapple Group, Inc.	10,200	267,138

Specialized REIT’s—1.62%
Public Storage	15,500	1,233,490

Specialty Stores—0.06%
Barnes & Noble, Inc.	2,100	49,014

Steel—1.23%
Cliffs Natural Resources Inc.	2,900	127,774
Nucor Corp.	2,100	89,061
Reliance Steel & Aluminum Co.	13,900	568,232
Worthington Industries, Inc.	13,400	156,914

		941,981

Systems Software—0.76%
Microsoft Corp.	6,800	199,988
Symantec Corp. (b)	21,400	379,850

		579,838

Technology Distributors—0.16%
Avnet, Inc. (b)	2,100	57,225
Tech Data Corp. (b)	1,500	63,165

		120,390

Trucking—0.22%
Hertz Global Holdings, Inc. (b)	17,000	166,600

	Shares	Value

Wireless Telecommunication Services—0.75%
Sprint Nextel Corp. (b)	154,900	$574,679

Total Common Stocks & Other Equity Interests (Cost $69,229,668)		74,841,952

	Principal
	Amount

U.S. Treasury Bills—0.34%
0.09%, 12/17/09 (Cost $259,990)(c)(d)	$260,000	259,990

	Shares

Money Market Funds—1.45%
Liquid Assets Portfolio-Institutional Class (e)	555,348	555,348
Premier Portfolio-Institutional Class (e)	555,348	555,348

Total Money Market Funds (Cost $1,110,696)		1,110,696

TOTAL INVESTMENTS—99.80% (Cost $70,600,354)		76,212,638
OTHER ASSETS LESS LIABILITIES—0.20%		152,496

NET ASSETS—100.00%		$76,365,134

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.

AIM Structured Value Fund
Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Structured Value Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

AIM Structured Value Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$75,952,648	$—	$—	$75,952,648
U.S. Treasury Debt Securities	—	259,990	—	259,990

				76,212,638
Other Investments*	30,905	—	—	30,905

Total Investments	$75,983,553	$259,990	$—	$76,243,543

*	Other Investments include futures, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

Chicago Mercantile Exchange S&P 500 Index	22	December-09/Long	$1,204,280	$30,905

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2009 was $13,962,226 and $16,627,106, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,568,131
Aggregate unrealized (depreciation) of investment securities	(4,552,459)

Net unrealized appreciation of investment securities	$4,015,672

Cost of investments for tax purposes is $72,196,966.

Item 2. Controls and Procedures.
(a)	As of December 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
                Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.